JEFFERSON

NATIONAL LIFE

ANNUITY ACCOUNT C

Annual Report

To

Contract Owners

December 31, 2021

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

Report of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account C (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years or periods in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts, however we are aware that we have served as the auditor of one or more of Nationwide Life Insurance Company’s separate accounts since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements changes in contract owners’ equity for each of the years in the two-year period then ended.

ALGER PORTFOLIOS

Alger Small Cap Growth Class I-2 (AASCO)

Alger Capital Appreciation Class I-2 (ALCAI2)

Alger Large Cap Growth Class I-2 (ALCGI2)

Alger Mid Cap Growth Class I-2 (ALMGI2)

ALLIANCE VAR PRODUCTS SERIES

AB Growth and Income Class A (ALVGIA)

AMERICAN CENTURY VARIABLE PORT

American Century VP Balanced - Class I (ACVB)

American Century VP International I (ACVI)

American Century VP Disciplined Core Value I (ACVIG)

American Century VP Inflation Protection Class II (ACVIP2)

American Century VP Large Company Value I (ACVLVI)

American Century VP Ultra I (ACVU1)

American Century VP Value I (ACVV)

AMUNDI PIONEER ASSET MGMNT

Amundi Pioneer High Yield VCT Class II (PIHYB2)

Amundi Pioneer Equity Income VCT Class II (PIVEI2)

Amundi Pioneer Fund VCT Class II (PIVF2)

Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)

Amundi Pioneer Strategic Income VCT Class II (PIVSI2)

BNY MELLON FUNDS

BNY Mellon Stock Index (DSIF)

BNY Mellon Sustainable U.S. Equity (DSRG)

BNY Mellon Small Cap Stock Index - Serv (DVSCS)

COLUMBIA VARIABLE PORTFOLIO

CVP Seligman Global Technology - Class 2 (CLVGT2)

FEDERATED HERMES INS SERIES

Federated Hermes High Income Bond II (FHIB)

Federated Hermes Kaufmann II - Service (FVK2S)

Federated Hermes Managed Volatility II (FVU2)

GUGGENHEIM VARIABLE TRUST

Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)

Guggenheim Rydex US Government Money Market (GVRUGM)

Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)

Guggenheim Rydex Biotechnology (RBF)

Guggenheim Rydex Banking (RBKF)

Guggenheim Rydex Basic Materials (RBMF)

Guggenheim Rydex Consumer Products (RCPF)

Guggenheim Rydex Electronics (RELF)

3

Guggenheim Rydex Energy (RENF)

Guggenheim Rydex Energy Services (RESF)

Guggenheim Rydex Financial Services (RFSF)

Guggenheim Rydex Health Care (RHCF)

Guggenheim Rydex Internet (RINF)

Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)

Guggenheim Rydex Europe 1.25X Strategy (RLCE)

Guggenheim Rydex Japan 2X Strategy (RLCJ)

Guggenheim Rydex Leisure (RLF)

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)

Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)

Guggenheim Rydex Nova (RNF)

Guggenheim Rydex NASDAQ-100 (ROF)

Guggenheim Rydex Precious Metals (RPMF)

Guggenheim Rydex Real Estate (RREF)

Guggenheim Rydex Retailing (RRF)

Guggenheim Rydex Technology (RTEC)

Guggenheim Rydex S&P 500 2X Strategy (RTF)

Guggenheim Rydex Transportation (RTRF)

Guggenheim Rydex Inverse S&P 500 Strategy (RUF)

Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)

Guggenheim Rydex Utilities (RUTL)

Guggenheim Multi-Hedge Strategies (RVARS)

Guggenheim Rydex Commodities Strategy (RVCMD)

Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)

Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)

Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)

Guggenheim Rydex S&P 500 Pure Growth (RVLCG)

Guggenheim Rydex S&P 500 Pure Value (RVLCV)

Guggenheim Rydex Dow 2X Strategy (RVLDD)

Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)

Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)

Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)

Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)

Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)

Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)

INVESCO V. I.

Invesco V.I. Core Equity I (AVGI)

Invesco V.I. High Yield I (AVHY1)

Invesco V.I. Diversified Dividend I (IVDDI)

Invesco V.I. Government Money Market I (IVGMMI)

Invesco V.I. Health Care I (IVHS)

Invesco V.I. Main Street Mid Cap II (IVMCC2) (1)

Invesco V.I. Global Real Estate I (IVRE)

Invesco V.I. Technology I (IVT)

4

JANUS ASPEN SERIES

Janus Henderson Balanced - Inst (JABIN)

Janus Henderson Enterprise - Inst (JAEI)

Janus Henderson Forty - Inst (JAFRIN)

Janus Henderson Global Research - Inst (JAGRIN)

Janus Henderson Overseas - Inst (JAIG)

Janus Henderson Research - Inst (JARIN)

Janus Henderson Mid Cap Value - Inst (JMCVIN)

LAZARD RETIREMENT SERIES FUND

Lazard Retirement Emerging Markets Equity - Service (LZREMS)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)

LMPV EQUITY TRUST

LMCBV Aggressive Growth I (LPVCAI)

LMCBV Dividend Strategy I (LPVCII)

LMCBV Large Cap Growth I (LVCLGI)

LMPV INCOME TRUST

LMWAV Global High Yield Bond I (SBVHY)

LORD ABBETT SERIES FUND, INC.

Lord Abbett Dividend Growth VC (LOVCDG)

Lord Abbett Growth and Income VC (LOVGI)

NEUBERGER BERMAN ADV MGT TRUST

Neuberger Berman AMT Mid Cap Growth Class I (AMCG)

Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)

Neuberger Berman AMT Sustainable Equity Class I (AMSRS)

Neuberger Berman AMT Short Duration Bond I (AMTB)

NORTHERN LIGHTS VARIABLE TRUST

Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI) (1)

Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM) (1)

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset - Admin (PMVAAA)

PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)

PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)

PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)

PIMCO VIT High Yield - Admin (PMVHYA)

PIMCO VIT Low Duration - Admin (PMVLDA)

PIMCO VIT Long Term US Government - Admin (PMVLGA)

PIMCO VIT Real Return - Admin (PMVRRA)

PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)

PIMCO VIT Total Return - Admin (PMVTRA)

PIMCO VIT Short-Term - Admin (PVSTA)

ROYCE CAPITAL FUND

Royce Micro-Cap (ROCMC)

Royce Small-Cap (ROCSC)

THIRD AVENUE VARIABLE SERIES

Third Avenue Value (TAVV) (1)

5

VANECK VIP

VanEck VIP Emerging Markets Bond Initial Cl (VWBF)

VanEck VIP Emerging Markets Initial Cl (VWEM)

VanEck VIP Global Resources Initial Cl (VWHA) (1)

WELLS FARGO VARIABLE TRUST

Allspring VT Discovery - Class 2 (SVDF) (1)

Allspring VT Opportunity - Class 2 (SVOF) (1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AASCO	100,048	$2,618,911	$2,789,334	$-	$2,789,334	$-	$2,789,334	$2,789,334	$-	$2,789,334
ALCAI2	96,343	7,946,046	9,088,070	-	9,088,070	-	9,088,070	9,088,070	-	9,088,070
ALCGI2	28,034	1,903,297	2,272,971	-	2,272,971	-	2,272,971	2,272,971	-	2,272,971
ALMGI2	48,362	1,058,528	1,072,661	-	1,072,661	1	1,072,660	1,072,660	-	1,072,660
ALVGIA	2,975	91,490	109,579	-	109,579	-	109,579	109,579	-	109,579
ACVB	23,198	166,100	221,772	1	221,773	-	221,773	221,773	-	221,773
ACVI	41,275	441,650	613,342	1	613,343	-	613,343	613,343	-	613,343
ACVIG	18,301	170,321	196,187	-	196,187	-	196,187	196,187	-	196,187
ACVIP2	2,712	27,620	30,967	-	30,967	-	30,967	30,967	-	30,967
ACVLVI	714	11,779	13,910	-	13,910	1	13,909	13,909	-	13,909
ACVU1	7,805	173,655	244,921	1	244,922	-	244,922	244,922	-	244,922
ACVV	84,194	733,632	1,150,929	-	1,150,929	-	1,150,929	1,150,929	-	1,150,929
PIHYB2	1,941	17,957	17,879	-	17,879	1	17,878	17,878	-	17,878
PIVEI2	6,772	110,277	132,394	-	132,394	-	132,394	132,394	-	132,394
PIVF2	10,691	170,795	213,503	-	213,503	1	213,502	213,502	-	213,502
PIVMV2	2,069	32,925	47,130	-	47,130	1	47,129	47,129	-	47,129
PIVSI2	6,560	67,634	68,419	-	68,419	-	68,419	68,419	-	68,419
DSIF	152,460	6,969,609	11,862,940	-	11,862,940	-	11,862,940	11,828,567	34,373	11,862,940
DSRG	57,548	2,119,072	3,342,371	1	3,342,372	-	3,342,372	3,342,372	-	3,342,372
DVSCS	18,724	344,581	440,953	1	440,954	-	440,954	440,954	-	440,954
CLVGT2	10,471	198,579	363,642	-	363,642	1	363,641	363,506	135	363,641
FHIB	53,205	339,034	339,980	-	339,980	-	339,980	339,980	-	339,980
FVK2S	14,686	274,961	328,965	-	328,965	1	328,964	328,964	-	328,964
FVU2	11,317	114,656	145,990	-	145,990	1	145,989	145,989	-	145,989
GVR2XS	912	158,859	195,936	-	195,936	1	195,935	195,935	-	195,935
GVRUGM	4,152	4,152	4,152	-	4,152	1	4,151	4,151	-	4,151
RBF	1,489	139,406	147,573	-	147,573	-	147,573	147,573	-	147,573
RBKF	29	3,376	3,366	-	3,366	-	3,366	3,366	-	3,366
RBMF	1,304	101,596	138,145	-	138,145	-	138,145	138,145	-	138,145
RCPF	1,796	116,089	139,514	-	139,514	-	139,514	139,514	-	139,514
RELF	146	25,586	30,760	-	30,760	-	30,760	30,760	-	30,760
RENF	820	156,825	140,897	-	140,897	-	140,897	140,897	-	140,897
RESF	543	135,292	119,863	-	119,863	-	119,863	119,863	-	119,863
RFSF	282	22,775	31,746	1	31,747	-	31,747	31,747	-	31,747
RHCF	1,587	104,587	153,295	-	153,295	-	153,295	153,295	-	153,295
RINF	18	3,087	2,525	-	2,525	-	2,525	2,525	-	2,525
RJNF	-	9	6	-	6	1	5	5	-	5

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RLCE	55	5,575	6,919	-	6,919	-	6,919	6,919	-	6,919
RLCJ	65	5,673	6,592	2	6,594	-	6,594	6,594	-	6,594
RLF	2	176	216	-	216	1	215	215	-	215
RMED	224	45,014	54,322	-	54,322	1	54,321	54,321	-	54,321
RMEK	657	50,628	57,539	1	57,540	-	57,540	57,540	-	57,540
RNF	108	19,305	21,261	-	21,261	-	21,261	21,261	-	21,261
ROF	15,903	657,966	1,159,046	-	1,159,046	-	1,159,046	1,159,046	-	1,159,046
RPMF	10,961	464,414	452,156	-	452,156	-	452,156	452,156	-	452,156
RREF	610	21,927	31,116	2	31,118	-	31,118	31,118	-	31,118
RRF	1	109	162	-	162	2	160	160	-	160
RTEC	241	32,587	50,140	2	50,142	-	50,142	50,142	-	50,142
RTF	764	197,158	381,311	-	381,311	-	381,311	381,311	-	381,311
RTRF	1	111	175	-	175	1	174	174	-	174
RUF	14	1,437	441	-	441	1	440	440	-	440
RUGB	596	26,185	22,862	-	22,862	-	22,862	22,862	-	22,862
RUTL	1,836	50,431	63,988	1	63,989	-	63,989	63,989	-	63,989
RVARS	22	527	591	1	592	-	592	592	-	592
RVCMD	125	9,755	10,850	-	10,850	-	10,850	10,850	-	10,850
RVF	15,372	2,016,782	2,950,810	1	2,950,811	-	2,950,811	2,950,811	-	2,950,811
RVIDD	378	22,443	17,245	-	17,245	-	17,245	17,245	-	17,245
RVIMC	-	12	5	-	5	-	5	5	-	5
RVLCG	4,859	227,196	340,553	-	340,553	-	340,553	340,553	-	340,553
RVLCV	577	32,570	35,327	-	35,327	2	35,325	35,325	-	35,325
RVLDD	243	45,306	50,509	-	50,509	-	50,509	50,509	-	50,509
RVMCG	421	15,099	19,738	2	19,740	-	19,740	19,740	-	19,740
RVSCG	199	12,403	14,375	-	14,375	2	14,373	14,373	-	14,373
RVSDL	-	4	3	1	4	-	4	4	-	4
RVWDL	-	14	11	-	11	2	9	9	-	9
AVGI	2,714	92,004	102,544	-	102,544	1	102,543	102,543	-	102,543
AVHY1	19,655	106,522	102,796	-	102,796	-	102,796	61,731	41,065	102,796
IVDDI	5,716	143,368	170,445	-	170,445	1	170,444	170,444	-	170,444
IVGMMI	1,427,980	1,427,981	1,427,980	-	1,427,980	-	1,427,980	1,423,529	4,451	1,427,980
IVHS	2,102	55,890	71,159	-	71,159	-	71,159	71,159	-	71,159
IVMCC2	2,565	30,694	32,190	-	32,190	1	32,189	32,189	-	32,189
IVRE	39,906	661,439	717,912	1	717,913	-	717,913	717,913	-	717,913
IVT	4,872	134,529	185,515	-	185,515	1	185,514	185,514	-	185,514
JABIN	23,337	792,211	1,171,996	1	1,171,997	-	1,171,997	1,171,997	-	1,171,997

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAEI	67,578	4,586,690	6,792,250	-	6,792,250	1	6,792,249	6,792,249	-	6,792,249
JAFRIN	9,000	400,852	555,779	1	555,780	-	555,780	555,780	-	555,780
JAGRIN	98,664	3,495,798	7,032,752	-	7,032,752	-	7,032,752	7,032,569	183	7,032,752
JAIG	25,887	795,987	1,110,805	-	1,110,805	-	1,110,805	1,110,805	-	1,110,805
JARIN	119,084	4,012,136	6,705,610	-	6,705,610	-	6,705,610	6,670,372	35,238	6,705,610
JMCVIN	3,603	57,040	68,883	-	68,883	-	68,883	68,883	-	68,883
LZREMS	19,218	393,598	420,108	-	420,108	-	420,108	419,631	477	420,108
LZRIES	5,739	52,752	63,131	-	63,131	-	63,131	63,131	-	63,131
LZRUSM	28,429	447,677	553,506	1	553,507	-	553,507	553,507	-	553,507
LPVCAI	664	17,443	15,994	-	15,994	1	15,993	15,993	-	15,993
LPVCII	1,978	36,064	50,674	-	50,674	-	50,674	50,674	-	50,674
LVCLGI	5,125	137,155	221,481	1	221,482	-	221,482	220,751	731	221,482
SBVHY	7,751	58,161	55,726	-	55,726	1	55,725	55,725	-	55,725
LOVCDG	26,911	428,036	545,481	-	545,481	1	545,480	545,480	-	545,480
LOVGI	14,456	505,981	578,837	-	578,837	-	578,837	578,837	-	578,837
AMCG	350	9,282	14,119	1	14,120	-	14,120	14,120	-	14,120
AMRI	3,276	47,175	66,594	-	66,594	1	66,593	66,593	-	66,593
AMSRS	14,890	392,407	551,360	-	551,360	1	551,359	551,359	-	551,359
AMTB	19,833	216,528	207,846	1	207,847	-	207,847	207,847	-	207,847
NOVPDI	202,949	3,386,706	3,397,359	1	3,397,360	-	3,397,360	3,381,687	15,673	3,397,360
NOVPM	1,708,167	41,460,951	56,147,439	-	56,147,439	-	56,147,439	55,835,009	312,430	56,147,439
PMVAAA	2,728	28,963	31,400	-	31,400	-	31,400	31,400	-	31,400
PMVEBA	2,648	35,482	33,152	-	33,152	1	33,151	33,151	-	33,151
PMVFHA	426	4,639	4,584	-	4,584	-	4,584	4,584	-	4,584
PMVGBA	3,225	37,684	35,277	-	35,277	-	35,277	35,277	-	35,277
PMVHYA	6,880	53,999	54,626	-	54,626	-	54,626	54,626	-	54,626
PMVLDA	8,214	84,912	84,025	-	84,025	-	84,025	84,025	-	84,025
PMVLGA	19,068	258,222	214,321	-	214,321	-	214,321	214,321	-	214,321
PMVRRA	30,802	388,865	430,923	1	430,924	-	430,924	430,924	-	430,924
PMVRSA	2	18	18	-	18	-	18	18	-	18
PMVTRA	53,958	601,813	580,593	-	580,593	-	580,593	580,593	-	580,593
PVSTA	1,885	19,470	19,415	-	19,415	1	19,414	19,414	-	19,414
ROCMC	24,916	266,238	368,003	-	368,003	-	368,003	368,003	-	368,003
ROCSC	30,915	248,545	290,914	-	290,914	-	290,914	290,914	-	290,914
TAVV	15,500	242,217	286,901	-	286,901	-	286,901	286,901	-	286,901
VWBF	1,701	13,983	13,678	-	13,678	-	13,678	13,678	-	13,678
VWEM	28,118	383,970	404,904	1	404,905	-	404,905	404,905	-	404,905

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**,***	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
VWHA	4,628	107,372	123,150	-	123,150	-	123,150	123,150	-	123,150
SVDF	21,249	687,436	908,190	-	908,190	2	908,188	908,188	-	908,188
SVOF	29,637	743,430	1,041,442	-	1,041,442	-	1,041,442	1,041,442	-	1,041,442

Total (unaudited)			$136,028,637	$29	$136,028,666	$37	$136,028,629	$135,583,873	$444,756	$136,028,629

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

***	If zero shares are listed, there is ownership of the fund, however it is less than one full share.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	AASCO	ALCAI2	ALCGI2	ALMGI2	ALVGIA	ACVB	ACVI
Reinvested dividends	$466,785	-	-	-	-	791	1,483	949
Mortality and expense risk charges (note 2)	(1,205,354)	(30,864)	(85,990)	(24,859)	(11,229)	(933)	(2,047)	(6,058)

Net investment income (loss)	(738,569)	(30,864)	(85,990)	(24,859)	(11,229)	(142)	(564)	(5,109)

Realized gain (loss) on investments	4,943,817	22,859	128,501	275,177	37,332	1,759	578	7,190
Change in unrealized gain (loss) on investments	15,151,768	(1,120,157)	(527,115)	(486,381)	(372,997)	19,225	18,581	25,368

Net gain (loss) on investments	20,095,585	(1,097,298)	(398,614)	(211,204)	(335,665)	20,984	19,159	32,558

Reinvested capital gains	6,568,133	919,514	1,880,048	507,109	380,104	-	9,175	16,801

Net increase (decrease) in contract owners’ equity resulting from operations	$25,925,149	(208,648)	1,395,444	271,046	33,210	20,842	27,770	44,250

Investment Activity*:	ACVIG	ACVIP2	ACVLVI	ACVU1	ACVV	PIHYB2	PIVEI2	PIVF2
Reinvested dividends	$2,043	948	163	-	19,151	856	1,473	178
Mortality and expense risk charges (note 2)	(1,870)	(308)	(107)	(2,240)	(10,867)	(176)	(1,198)	(1,979)

Net investment income (loss)	173	640	56	(2,240)	8,284	680	275	(1,801)

Realized gain (loss) on investments	4,723	371	168	3,902	24,376	(12)	(1,185)	(8)
Change in unrealized gain (loss) on investments	4,591	490	1,456	27,971	182,757	85	26,313	32,465

Net gain (loss) on investments	9,314	861	1,624	31,873	207,133	73	25,128	32,457

Reinvested capital gains	26,073	-	-	14,542	-	-	-	15,394

Net increase (decrease) in contract owners’ equity resulting from operations	$35,560	1,501	1,680	44,175	215,417	753	25,403	46,050

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	PIVMV2	PIVSI2	DSIF	DSRG	DVSCS	CLVGT2	FHIB	FVK2S
Reinvested dividends	$315	1,863	124,499	22,566	3,013	915	16,678	-
Mortality and expense risk charges (note 2)	(427)	(617)	(109,512)	(30,175)	(4,539)	(3,221)	(3,367)	(3,597)

Net investment income (loss)	(112)	1,246	14,987	(7,609)	(1,526)	(2,306)	13,311	(3,597)

Realized gain (loss) on investments	178	67	593,004	59,825	8,413	7,235	(1,800)	24,721
Change in unrealized gain (loss) on investments	10,231	(1,021)	1,520,200	568,911	80,161	59,732	1,064	(44,918)

Net gain (loss) on investments	10,409	(954)	2,113,204	628,736	88,574	66,967	(736)	(20,197)

Reinvested capital gains	-	619	482,670	66,354	6,170	36,777	-	29,626

Net increase (decrease) in contract owners’ equity resulting from operations	$10,297	911	2,610,861	687,481	93,218	101,438	12,575	5,832

Investment Activity*:	FVU2	GVR2XS	GVRUGM	RAF	RBF	RBKF	RBMF	RCPF
Reinvested dividends	$2,364	-	-	-	-	22	736	1,142
Mortality and expense risk charges (note 2)	(1,371)	(1,955)	(43)	(1)	(1,522)	(50)	(1,286)	(1,331)

Net investment income (loss)	993	(1,955)	(43)	(1)	(1,522)	(28)	(550)	(189)

Realized gain (loss) on investments	3,578	21,412	-	(114)	612	784	3,771	281
Change in unrealized gain (loss) on investments	17,509	(62,300)	-	8	(12,248)	(198)	17,481	11,965

Net gain (loss) on investments	21,087	(40,888)	-	(106)	(11,636)	586	21,252	12,246

Reinvested capital gains	-	76,780	-	-	13,580	-	3,264	104

Net increase (decrease) in contract owners’ equity resulting from operations	$22,080	33,937	(43)	(107)	422	558	23,966	12,161

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RELF	RENF	RESF	RFSF	RHCF	RINF	RLCE	RLCJ
Reinvested dividends	$-	857	359	98	-	-	15	-
Mortality and expense risk charges (note 2)	(428)	(1,337)	(1,573)	(273)	(1,404)	(30)	(68)	(78)

Net investment income (loss)	(428)	(480)	(1,214)	(175)	(1,404)	(30)	(53)	(78)

Realized gain (loss) on investments	34,938	(2,722)	(102,578)	815	401	220	2,514	6,824
Change in unrealized gain (loss) on investments	(22,452)	51,588	109,094	6,380	14,953	(742)	(992)	(7,251)

Net gain (loss) on investments	12,486	48,866	6,516	7,195	15,354	(522)	1,522	(427)

Reinvested capital gains	2,917	-	-	586	8,639	312	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,975	48,386	5,302	7,606	22,589	(240)	1,469	(505)

Investment Activity*:	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF	RRF
Reinvested dividends	$-	-	42	120	-	18,366	165	-
Mortality and expense risk charges (note 2)	(3)	(519)	(599)	(236)	(10,355)	(4,383)	(270)	(1)

Net investment income (loss)	(3)	(519)	(557)	(116)	(10,355)	13,983	(105)	(1)

Realized gain (loss) on investments	-	1,343	4,675	6,019	7,406	(14,358)	172	-
Change in unrealized gain (loss) on investments	(2)	5,179	(8,204)	(1,442)	148,796	(62,406)	7,487	6

Net gain (loss) on investments	(2)	6,522	(3,529)	4,577	156,202	(76,764)	7,659	6

Reinvested capital gains	3	7,484	12,176	1,441	80,237	-	-	11

Net increase (decrease) in contract owners’ equity resulting from operations	$(2)	13,487	8,090	5,902	226,084	(62,781)	7,554	16

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RTEC	RTF	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD
Reinvested dividends	$-	-	-	-	96	930	-	-
Mortality and expense risk charges (note 2)	(468)	(3,278)	(1)	(5)	(265)	(586)	(7)	(118)

Net investment income (loss)	(468)	(3,278)	(1)	(5)	(169)	344	(7)	(118)

Realized gain (loss) on investments	1,104	45,144	1	(10)	(1,656)	121	2	2,614
Change in unrealized gain (loss) on investments	4,426	107,357	21	(134)	(1,309)	7,063	29	1,028

Net gain (loss) on investments	5,530	152,501	22	(144)	(2,965)	7,184	31	3,642

Reinvested capital gains	2,986	-	10	-	-	-	14	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,048	149,223	31	(149)	(3,134)	7,528	38	3,524

Investment Activity*:	RVF	RVIDD	RVIMC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV
Reinvested dividends	$-	-	-	-	188	-	-	7
Mortality and expense risk charges (note 2)	(24,270)	(137)	-	(3,048)	(315)	(577)	(194)	(22)

Net investment income (loss)	(24,270)	(137)	-	(3,048)	(127)	(577)	(194)	(15)

Realized gain (loss) on investments	475,030	(256)	-	3,008	(516)	23,158	169	(867)
Change in unrealized gain (loss) on investments	293,941	(5,200)	(1)	70,354	7,933	(2,064)	461	-

Net gain (loss) on investments	768,971	(5,456)	(1)	73,362	7,417	21,094	630	(867)

Reinvested capital gains	297,331	-	-	1,316	104	-	1,525	320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,042,032	(5,593)	(1)	71,630	7,394	20,517	1,961	(562)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVSCG	RVSCV	RVWDL	AVGI	AVHY1	IVDDI	IVGMMI	IVHS
Reinvested dividends	$-	-	-	643	4,863	3,491	101	139
Mortality and expense risk charges (note 2)	(143)	(24)	-	(960)	(1,028)	(1,569)	(14,577)	(692)

Net investment income (loss)	(143)	(24)	-	(317)	3,835	1,922	(14,476)	(553)

Realized gain (loss) on investments	961	(143)	-	(671)	11	220	-	1,550
Change in unrealized gain (loss) on investments	1,213	-	(2)	20,962	(464)	22,081	-	(799)

Net gain (loss) on investments	2,174	(143)	(2)	20,291	(453)	22,301	-	751

Reinvested capital gains	61	-	-	2,204	-	632	-	7,249

Net increase (decrease) in contract owners’ equity resulting from operations	$2,092	(167)	(2)	22,178	3,382	24,855	(14,476)	7,447

Investment Activity*:	IVMCC2	IVRE	IVT	JABIN	JAEI	JAFRIN	JAGRIN	JAIG
Reinvested dividends	$78	17,914	-	9,914	22,070	-	35,075	12,417
Mortality and expense risk charges (note 2)	(300)	(6,484)	(2,078)	(10,891)	(68,044)	(5,807)	(67,545)	(10,706)

Net investment income (loss)	(222)	11,430	(2,078)	(977)	(45,974)	(5,807)	(32,470)	1,711

Realized gain (loss) on investments	(15)	(1,317)	37,305	9,666	395,503	55,530	196,395	2,596
Change in unrealized gain (loss) on investments	5,967	130,809	(22,509)	144,601	57,777	890	566,012	117,115

Net gain (loss) on investments	5,952	129,492	14,796	154,267	453,280	56,420	762,407	119,711

Reinvested capital gains	-	-	16,960	8,521	582,414	64,290	312,817	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,730	140,922	29,678	161,811	989,720	114,903	1,042,754	121,422

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	JARIN	JMCVIN	LZREMS	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI
Reinvested dividends	$6,337	293	7,933	578	284	27	702	-
Mortality and expense risk charges (note 2)	(64,106)	(647)	(4,246)	(792)	(5,327)	(161)	(453)	(2,020)

Net investment income (loss)	(57,769)	(354)	3,687	(214)	(5,043)	(134)	249	(2,020)

Realized gain (loss) on investments	297,185	288	373	(309)	1,320	26	168	1,917
Change in unrealized gain (loss) on investments	556,378	10,850	13,479	4,712	90,615	(2,973)	6,332	24,955

Net gain (loss) on investments	853,563	11,138	13,852	4,403	91,935	(2,947)	6,500	26,872

Reinvested capital gains	318,350	-	-	742	589	4,429	3,559	13,283

Net increase (decrease) in contract owners’ equity resulting from operations	$1,114,144	10,784	17,539	4,931	87,481	1,348	10,308	38,135

Investment Activity*:	SBVHY	LOVCDG	LOVGI	AMCG	AMRI	AMSRS	AMTB	NOVPDI
Reinvested dividends	$2,492	3,596	5,575	-	377	1,940	5,425	40,057
Mortality and expense risk charges (note 2)	(548)	(4,833)	(5,123)	(137)	(578)	(5,074)	(2,097)	(31,752)

Net investment income (loss)	1,944	(1,237)	452	(137)	(201)	(3,134)	3,328	8,305

Realized gain (loss) on investments	(70)	2,812	2,426	64	8	3,700	(305)	(6,027)
Change in unrealized gain (loss) on investments	(1,717)	54,251	63,025	94	14,578	90,511	(3,560)	783,433

Net gain (loss) on investments	(1,787)	57,063	65,451	158	14,586	94,211	(3,865)	777,406

Reinvested capital gains	-	50,142	57,169	1,478	-	9,921	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$157	105,968	123,072	1,499	14,385	100,998	(537)	785,711

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	NOVPM	PMVAAA	PMVEBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA	PMVLGA
Reinvested dividends	$-	3,342	1,602	74	1,727	2,841	446	3,274
Mortality and expense risk charges (note 2)	(437,594)	(301)	(358)	(47)	(347)	(644)	(853)	(2,099)

Net investment income (loss)	(437,594)	3,041	1,244	27	1,380	2,197	(407)	1,175

Realized gain (loss) on investments	2,161,544	20	(572)	-	(6)	1,075	(113)	862
Change in unrealized gain (loss) on investments	11,667,142	1,053	(1,952)	(207)	(3,732)	(2,075)	(1,120)	(55,184)

Net gain (loss) on investments	13,828,686	1,073	(2,524)	(207)	(3,738)	(1,000)	(1,233)	(54,322)

Reinvested capital gains	-	-	-	41	533	-	-	38,732

Net increase (decrease) in contract owners’ equity resulting from operations	$13,391,092	4,114	(1,280)	(139)	(1,825)	1,197	(1,640)	(14,415)

Investment Activity*:	PMVRRA	PMVRSA	PMVTRA	PVSTA	ROCMC	ROCSC	TAVV	VWBF
Reinvested dividends	$24,634	221	10,647	295	-	3,970	2,078	717
Mortality and expense risk charges (note 2)	(4,922)	(30)	(5,842)	(313)	(3,519)	(2,779)	(2,994)	(145)

Net investment income (loss)	19,712	191	4,805	(18)	(3,519)	1,191	(916)	572

Realized gain (loss) on investments	10,629	(54)	(181)	528	5,115	1,215	5,503	(229)
Change in unrealized gain (loss) on investments	(7,920)	-	(42,814)	(704)	65,949	61,155	47,928	(1,129)

Net gain (loss) on investments	2,709	(54)	(42,995)	(176)	71,064	62,370	53,431	(1,358)

Reinvested capital gains	-	-	24,700	-	15,920	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$22,421	137	(13,490)	(194)	83,465	63,561	52,515	(786)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$4,257	546	-	402
Mortality and expense risk charges (note 2)	(4,615)	(1,286)	(9,709)	(9,628)

Net investment income (loss)	(358)	(740)	(9,709)	(9,226)

Realized gain (loss) on investments	2,513	8,165	14,999	11,224
Change in unrealized gain (loss) on investments	(71,548)	10,723	(136,584)	151,045

Net gain (loss) on investments	(69,035)	18,888	(121,585)	162,269

Reinvested capital gains	10,395	-	72,402	48,484

Net increase (decrease) in contract owners’ equity resulting from operations	$(58,998)	18,148	(58,892)	201,527

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		AASCO		ALCAI2		ALCGI2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(738,569)	(204,241)	(30,864)	(263)	(85,990)	(64,052)	(24,859)	(15,757)
Realized gain (loss) on investments	4,943,817	2,885,157	22,859	144,117	128,501	46,514	275,177	49,459
Change in unrealized gain (loss) on investments	15,151,768	997,300	(1,120,157)	998,892	(527,115)	1,237,595	(486,381)	658,925
Reinvested capital gains	6,568,133	8,055,451	919,514	165,644	1,880,048	1,005,424	507,109	326,868

Net increase (decrease) in contract owners’ equity resulting from operations	25,925,149	11,733,667	(208,648)	1,308,390	1,395,444	2,225,481	271,046	1,019,495

Equity transactions:
Purchase payments received from contract owners (note 4)	703,571	718,126	13,604	19,617	97,404	87,930	9,660	9,559
Transfers between funds	(1,067,470)	(2,719,061)	68,329	15,457	28,229	691,558	(40,463)	44,007
Redemptions (notes 2, 3, and 4)	(9,612,183)	(7,628,723)	(46,171)	(516,756)	(310,821)	(211,391)	(543,980)	(42,471)
Adjustments to maintain reserves	(209)	1,341	(6)	65	(1)	130	(8)	(11)

Net equity transactions	(9,976,291)	(9,628,317)	35,756	(481,617)	(185,189)	568,227	(574,791)	11,084

Net change in contract owners’ equity	15,948,858	2,105,350	(172,892)	826,773	1,210,255	2,793,708	(303,745)	1,030,579
Contract owners’ equity at beginning of period	120,079,771	117,974,421	2,962,226	2,135,453	7,877,815	5,084,107	2,576,716	1,546,137

Contract owners’ equity at end of period	$136,028,629	120,079,771	2,789,334	2,962,226	9,088,070	7,877,815	2,272,971	2,576,716

CHANGE IN UNITS:
Beginning units	11,372,606	12,685,630	378,067	451,038	377,880	341,140	321,517	319,036
Units purchased	709,895	1,283,303	10,435	18,137	9,845	64,676	5,680	21,119
Units redeemed	(1,208,607)	(2,596,327)	(5,723)	(91,108)	(18,104)	(27,936)	(71,061)	(18,638)

Ending units	10,873,894	11,372,606	382,779	378,067	369,621	377,880	256,136	321,517

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ALMGI2		ALVGIA		ACVB		ACVI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(11,229)	(7,489)	(142)	364	(564)	307	(5,109)	(2,598)
Realized gain (loss) on investments	37,332	29,452	1,759	460	578	745	7,190	51,453
Change in unrealized gain (loss) on investments	(372,997)	260,693	19,225	(4,220)	18,581	12,162	25,368	61,139
Reinvested capital gains	380,104	115,039	-	3,518	9,175	6,071	16,801	8,218

Net increase (decrease) in contract owners’ equity resulting from operations	33,210	397,695	20,842	122	27,770	19,285	44,250	118,212

Equity transactions:
Purchase payments received from contract owners (note 4)	4,416	906	-	-	1,030	1,535	10,994	12,108
Transfers between funds	21,192	58,488	15,796	(3,444)	5,137	(2,434)	4,524	(125,657)
Redemptions (notes 2, 3, and 4)	(49,458)	(24,530)	(2,010)	(1,701)	(40)	(5,239)	(7,421)	(3,996)
Adjustments to maintain reserves	(1)	-	1	-	(9)	11	(1)	3

Net equity transactions	(23,851)	34,864	13,787	(5,145)	6,118	(6,127)	8,096	(117,542)

Net change in contract owners’ equity	9,359	432,559	34,629	(5,023)	33,888	13,158	52,346	670
Contract owners’ equity at beginning of period	1,063,301	630,742	74,950	79,973	187,885	174,727	560,997	560,327

Contract owners’ equity at end of period	$1,072,660	1,063,301	109,579	74,950	221,773	187,885	613,343	560,997

CHANGE IN UNITS:
Beginning units	112,524	108,795	24,445	26,527	7,432	7,700	167,030	207,917
Units purchased	4,461	10,834	6,123	-	267	119	6,497	16,866
Units redeemed	(6,955)	(7,105)	(2,401)	(2,082)	(45)	(387)	(3,917)	(57,753)

Ending units	110,030	112,524	28,167	24,445	7,654	7,432	169,610	167,030

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVIG		ACVIP2		ACVLVI		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$173	1,202	640	115	56	83	(2,240)	(1,269)
Realized gain (loss) on investments	4,723	10,906	371	85	168	(458)	3,902	8,792
Change in unrealized gain (loss) on investments	4,591	(9,616)	490	2,461	1,456	(81)	27,971	32,680
Reinvested capital gains	26,073	9,141	-	-	-	101	14,542	10,015

Net increase (decrease) in contract owners’ equity resulting from operations	35,560	11,633	1,501	2,661	1,680	(355)	44,175	50,218

Equity transactions:
Purchase payments received from contract owners (note 4)	-	160	33	-	2,964	3,312	3,966	4,746
Transfers between funds	3,500	430	15	(357)	3,946	(9,927)	(8,504)	40,238
Redemptions (notes 2, 3, and 4)	(3,813)	(41,377)	(4,194)	(1,589)	-	-	(1,550)	(1,483)
Adjustments to maintain reserves	1	-	(3)	4	(1)	-	17	(17)

Net equity transactions	(312)	(40,787)	(4,149)	(1,942)	6,909	(6,615)	(6,071)	43,484

Net change in contract owners’ equity	35,248	(29,154)	(2,648)	719	8,589	(6,970)	38,104	93,702
Contract owners’ equity at beginning of period	160,939	190,093	33,615	32,896	5,320	12,290	206,818	113,116

Contract owners’ equity at end of period	$196,187	160,939	30,967	33,615	13,909	5,320	244,922	206,818

CHANGE IN UNITS:
Beginning units	49,915	65,263	2,085	2,213	299	702	4,308	3,496
Units purchased	3,899	15,677	178	-	409	219	89	3,077
Units redeemed	(4,111)	(31,025)	(437)	(128)	(59)	(622)	(213)	(2,265)

Ending units	49,703	49,915	1,826	2,085	649	299	4,184	4,308

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVV		PIHYB2		PIVEI2		PIVF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$8,284	10,436	680	662	275	1,281	(1,801)	(737)
Realized gain (loss) on investments	24,376	41,632	(12)	(20)	(1,185)	(28,646)	(8)	(4,362)
Change in unrealized gain (loss) on investments	182,757	(79,720)	85	(478)	26,313	26,863	32,465	24,141
Reinvested capital gains	-	21,044	-	-	-	3,896	15,394	12,039

Net increase (decrease) in contract owners’ equity resulting from operations	215,417	(6,608)	753	164	25,403	3,394	46,050	31,081

Equity transactions:
Purchase payments received from contract owners (note 4)	17,203	16,832	-	-	2,992	678	501	744
Transfers between funds	34,328	(27,789)	-	-	(1,187)	18,861	9,228	(4,363)
Redemptions (notes 2, 3, and 4)	(18,539)	(45,691)	-	-	-	(7,675)	(11,774)	(5,093)
Adjustments to maintain reserves	1	64	(4)	3	2	(3)	-	1

Net equity transactions	32,993	(56,584)	(4)	3	1,807	11,861	(2,045)	(8,711)

Net change in contract owners’ equity	248,410	(63,192)	749	167	27,210	15,255	44,005	22,370
Contract owners’ equity at beginning of period	902,519	965,711	17,129	16,962	105,184	89,929	169,497	147,127

Contract owners’ equity at end of period	$1,150,929	902,519	17,878	17,129	132,394	105,184	213,502	169,497

CHANGE IN UNITS:
Beginning units	173,923	186,050	832	832	35,756	30,186	52,563	55,994
Units purchased	11,887	6,662	-	-	890	16,719	5,377	276
Units redeemed	(5,887)	(18,789)	-	-	(376)	(11,149)	(5,550)	(3,707)

Ending units	179,923	173,923	832	832	36,270	35,756	52,390	52,563

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PIVMV2		PIVSI2		DSIF		DSRG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(112)	22	1,246	1,178	14,987	52,334	(7,609)	1,791
Realized gain (loss) on investments	178	(2,083)	67	(426)	593,004	401,822	59,825	21,824
Change in unrealized gain (loss) on investments	10,231	4,784	(1,021)	1,914	1,520,200	487,239	568,911	462,769
Reinvested capital gains	-	1,049	619	172	482,670	558,156	66,354	27,642

Net increase (decrease) in contract owners’ equity resulting from operations	10,297	3,772	911	2,838	2,610,861	1,499,551	687,481	514,026

Equity transactions:
Purchase payments received from contract owners (note 4)	1,496	284	4,123	2,923	23,533	29,927	8,022	8,511
Transfers between funds	(1,923)	9,430	24,390	1,917	(115,182)	(151,627)	38,411	(38,473)
Redemptions (notes 2, 3, and 4)	-	-	(1,413)	(20,841)	(861,296)	(355,236)	(146,188)	(53,191)
Adjustments to maintain reserves	(8)	8	(1)	-	(6)	274	(3)	26

Net equity transactions	(435)	9,722	27,099	(16,001)	(952,951)	(476,662)	(99,758)	(83,127)

Net change in contract owners’ equity	9,862	13,494	28,010	(13,163)	1,657,910	1,022,889	587,723	430,899
Contract owners’ equity at beginning of period	37,267	23,773	40,409	53,572	10,205,030	9,182,141	2,754,649	2,323,750

Contract owners’ equity at end of period	$47,129	37,267	68,419	40,409	11,862,940	10,205,030	3,342,372	2,754,649

CHANGE IN UNITS:
Beginning units	1,668	1,073	2,260	3,185	1,225,078	1,285,846	421,308	436,824
Units purchased	57	1,169	1,618	308	8,750	52,389	10,344	3,365
Units redeemed	(78)	(574)	(79)	(1,233)	(113,380)	(113,157)	(25,080)	(18,881)

Ending units	1,647	1,668	3,799	2,260	1,120,448	1,225,078	406,572	421,308

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	DVSCS		CLVGT2		FHIB		FVK2S
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,526)	261	(2,306)	(1,967)	13,311	15,274	(3,597)	(3,489)
Realized gain (loss) on investments	8,413	(8,071)	7,235	(1,140)	(1,800)	(4,730)	24,721	3,337
Change in unrealized gain (loss) on investments	80,161	22,358	59,732	83,003	1,064	5,307	(44,918)	51,099
Reinvested capital gains	6,170	19,053	36,777	17,249	-	-	29,626	34,167

Net increase (decrease) in contract owners’ equity resulting from operations	93,218	33,601	101,438	97,145	12,575	15,851	5,832	85,114

Equity transactions:
Purchase payments received from contract owners (note 4)	4,673	4,515	1,140	1,318	2,767	2,681	525	438
Transfers between funds	(12,821)	(12,616)	(882)	(2,636)	7,528	(376)	(4,766)	4,048
Redemptions (notes 2, 3, and 4)	(23,452)	(345)	(11,991)	(127)	(12,625)	(13,356)	(77,193)	(13,106)
Adjustments to maintain reserves	(13)	14	1	(2)	(2)	(1)	(14)	13

Net equity transactions	(31,613)	(8,432)	(11,732)	(1,447)	(2,332)	(11,052)	(81,448)	(8,607)

Net change in contract owners’ equity	61,605	25,169	89,706	95,698	10,243	4,799	(75,616)	76,507
Contract owners’ equity at beginning of period	379,349	354,180	273,935	178,237	329,737	324,938	404,580	328,073

Contract owners’ equity at end of period	$440,954	379,349	363,641	273,935	339,980	329,737	328,964	404,580

CHANGE IN UNITS:
Beginning units	10,587	10,827	70,489	66,199	81,025	83,469	10,748	11,087
Units purchased	582	662	669	66,337	2,616	6,837	34	294
Units redeemed	(1,315)	(902)	(3,005)	(62,047)	(3,161)	(9,281)	(2,150)	(633)

Ending units	9,854	10,587	68,153	70,489	80,480	81,025	8,632	10,748

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FVU2		GVR2XS		GVRUGM		RAF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$993	2,145	(1,955)	(220)	(43)	(54)	(1)	(1)
Realized gain (loss) on investments	3,578	(60)	21,412	(28,069)	-	-	(114)	-
Change in unrealized gain (loss) on investments	17,509	(1,827)	(62,300)	95,743	-	-	8	(8)
Reinvested capital gains	-	-	76,780	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,080	258	33,937	67,454	(43)	(54)	(107)	(9)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,016	7,151	-	-	-	-	-	-
Transfers between funds	(30,530)	-	13,100	28,817	-	(1,952)	(185)	301
Redemptions (notes 2, 3, and 4)	(4,308)	(7,357)	-	-	(638)	(691)	-	-
Adjustments to maintain reserves	(3)	10	11	(9)	(1)	(1)	-	-

Net equity transactions	(28,825)	(196)	13,111	28,808	(639)	(2,644)	(185)	301

Net change in contract owners’ equity	(6,745)	62	47,048	96,262	(682)	(2,698)	(292)	292
Contract owners’ equity at beginning of period	152,734	152,672	148,887	52,625	4,833	7,531	292	-

Contract owners’ equity at end of period	$145,989	152,734	195,935	148,887	4,151	4,833	-	292

CHANGE IN UNITS:
Beginning units	46,711	46,639	7,070	2,900	5,098	7,869	587	-
Units purchased	1,694	2,362	1,567	8,713	166	-	17,967	587
Units redeemed	(10,352)	(2,290)	(1,165)	(4,543)	(842)	(2,771)	(18,554)	-

Ending units	38,053	46,711	7,472	7,070	4,422	5,098	-	587

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBF		RBKF		RBMF		RCPF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,522)	(1,348)	(28)	-	(550)	264	(189)	(366)
Realized gain (loss) on investments	612	(2,199)	784	(2)	3,771	(1,821)	281	(1,956)
Change in unrealized gain (loss) on investments	(12,248)	9,946	(198)	(261)	17,481	15,782	11,965	3,941
Reinvested capital gains	13,580	9,721	-	-	3,264	759	104	1,660

Net increase (decrease) in contract owners’ equity resulting from operations	422	16,120	558	(263)	23,966	14,984	12,161	3,279

Equity transactions:
Purchase payments received from contract owners (note 4)	2,684	7,349	-	-	2,523	2,109	93	286
Transfers between funds	3,462	(1,397)	261	-	1,541	(17,725)	1,030	(73,076)
Redemptions (notes 2, 3, and 4)	(2,020)	(895)	-	-	(1,695)	(3,837)	(5,756)	(45)
Adjustments to maintain reserves	(6)	6	(4)	3	(6)	8	(7)	6

Net equity transactions	4,120	5,063	257	3	2,363	(19,445)	(4,640)	(72,829)

Net change in contract owners’ equity	4,542	21,183	815	(260)	26,329	(4,461)	7,521	(69,550)
Contract owners’ equity at beginning of period	143,031	121,848	2,551	2,811	111,816	116,277	131,993	201,543

Contract owners’ equity at end of period	$147,573	143,031	3,366	2,551	138,145	111,816	139,514	131,993

CHANGE IN UNITS:
Beginning units	2,949	3,017	305	305	3,980	4,907	4,127	6,712
Units purchased	122	1,245	1,324	-	465	105	205	31
Units redeemed	(41)	(1,313)	(1,324)	-	(405)	(1,032)	(349)	(2,616)

Ending units	3,030	2,949	305	305	4,040	3,980	3,983	4,127

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RELF		RENF		RESF		RFSF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(428)	(463)	(480)	357	(1,214)	(134)	(175)	(7)
Realized gain (loss) on investments	34,938	1,822	(2,722)	(62,047)	(102,578)	(22,746)	815	202
Change in unrealized gain (loss) on investments	(22,452)	20,417	51,588	(16,303)	109,094	(24,277)	6,380	(1,353)
Reinvested capital gains	2,917	767	-	-	-	-	586	719

Net increase (decrease) in contract owners’ equity resulting from operations	14,975	22,543	48,386	(77,993)	5,302	(47,157)	7,606	(439)

Equity transactions:
Purchase payments received from contract owners (note 4)	1,200	1,980	3,888	5,156	12,696	11,827	-	-
Transfers between funds	(49,655)	(7,219)	(6,460)	(9,135)	9,518	(3,276)	2,114	(1,015)
Redemptions (notes 2, 3, and 4)	(20)	(20)	(1,759)	(28,688)	(1,833)	(181)	(20)	(20)
Adjustments to maintain reserves	(19)	18	3	(8)	1	-	7	(8)

Net equity transactions	(48,494)	(5,241)	(4,328)	(32,675)	20,382	8,370	2,101	(1,043)

Net change in contract owners’ equity	(33,519)	17,302	44,058	(110,668)	25,684	(38,787)	9,707	(1,482)
Contract owners’ equity at beginning of period	64,279	46,977	96,839	207,507	94,179	132,966	22,040	23,522

Contract owners’ equity at end of period	$30,760	64,279	140,897	96,839	119,863	94,179	31,747	22,040

CHANGE IN UNITS:
Beginning units	1,667	1,881	11,692	16,327	25,081	21,969	1,493	1,576
Units purchased	763	74	827	1,172	38,739	5,869	205	-
Units redeemed	(1,847)	(288)	(1,099)	(5,807)	(36,382)	(2,757)	(92)	(83)

Ending units	583	1,667	11,420	11,692	27,438	25,081	1,606	1,493

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RHCF		RINF		RJNF		RLCE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1,404)	(1,137)	(30)	(1,139)	-	-	(53)	134
Realized gain (loss) on investments	401	8,245	220	53,910	-	-	2,514	1,185
Change in unrealized gain (loss) on investments	14,953	9,043	(742)	(8,665)	-	(1)	(992)	(1,493)
Reinvested capital gains	8,639	3,438	312	1,155	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,589	19,589	(240)	45,261	-	(1)	1,469	(174)

Equity transactions:
Purchase payments received from contract owners (note 4)	4,555	2,780	60	105	-	-	-	-
Transfers between funds	824	(6,924)	(454)	(210,434)	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	(14,942)	-	-	-	-	(14,906)	(12,847)
Adjustments to maintain reserves	11	119	25	(24)	-	(1)	(1)	153

Net equity transactions	5,390	(18,967)	(369)	(210,353)	-	(1)	(14,907)	(12,694)

Net change in contract owners’ equity	27,979	622	(609)	(165,092)	-	(2)	(13,438)	(12,868)
Contract owners’ equity at beginning of period	125,316	124,694	3,134	168,226	5	7	20,357	33,225

Contract owners’ equity at end of period	$153,295	125,316	2,525	3,134	5	5	6,919	20,357

CHANGE IN UNITS:
Beginning units	3,194	3,734	52	4,428	29	29	1,768	2,864
Units purchased	127	458	31	610	-	-	-	-
Units redeemed	-	(998)	(39)	(4,986)	-	-	(1,257)	(1,096)

Ending units	3,321	3,194	44	52	29	29	511	1,768

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLCJ		RLF		RMED		RMEK
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(78)	(66)	(3)	(1)	(519)	(57)	(557)	(406)
Realized gain (loss) on investments	6,824	(2,666)	-	-	1,343	(5,822)	4,675	2,290
Change in unrealized gain (loss) on investments	(7,251)	6,245	(2)	30	5,179	4,794	(8,204)	2,208
Reinvested capital gains	-	-	3	8	7,484	1,146	12,176	1,707

Net increase (decrease) in contract owners’ equity resulting from operations	(505)	3,513	(2)	37	13,487	61	8,090	5,799

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	61	-	-
Transfers between funds	68	(51,652)	-	-	408	(21,686)	612	(11,984)
Redemptions (notes 2, 3, and 4)	(17,562)	(5,943)	-	-	(797)	(555)	-	-
Adjustments to maintain reserves	(6)	143	9	(9)	(1)	2	1	(2)

Net equity transactions	(17,500)	(57,452)	9	(9)	(390)	(22,178)	613	(11,986)

Net change in contract owners’ equity	(18,005)	(53,939)	7	28	13,097	(22,117)	8,703	(6,187)
Contract owners’ equity at beginning of period	24,599	78,538	208	180	41,224	63,341	48,837	55,024

Contract owners’ equity at end of period	$6,594	24,599	215	208	54,321	41,224	57,540	48,837

CHANGE IN UNITS:
Beginning units	834	3,703	6	6	6,188	10,420	8,446	11,309
Units purchased	43	-	-	-	1,168	167	1,609	-
Units redeemed	(614)	(2,869)	-	-	(1,267)	(4,399)	(1,609)	(2,863)

Ending units	263	834	6	6	6,089	6,188	8,446	8,446

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RNF		ROF		RPMF		RREF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(116)	(11)	(10,355)	(5,369)	13,983	32,027	(105)	460
Realized gain (loss) on investments	6,019	52	7,406	55,369	(14,358)	111,228	172	701
Change in unrealized gain (loss) on investments	(1,442)	894	148,796	159,920	(62,406)	17,338	7,487	(753)
Reinvested capital gains	1,441	1,050	80,237	87,329	-	-	-	595

Net increase (decrease) in contract owners’ equity resulting from operations	5,902	1,985	226,084	297,249	(62,781)	160,593	7,554	1,003

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,211	2,548	391	596	1,326	734
Transfers between funds	2,841	-	(710)	23,721	(639)	(54,729)	(403)	5,894
Redemptions (notes 2, 3, and 4)	-	-	(4,042)	(54,537)	(5,530)	(4,644)	(245)	(148)
Adjustments to maintain reserves	(20)	20	29	(30)	(1)	1	4	(3)

Net equity transactions	2,821	20	488	(28,298)	(5,779)	(58,776)	682	6,477

Net change in contract owners’ equity	8,723	2,005	226,572	268,951	(68,560)	101,817	8,236	7,480
Contract owners’ equity at beginning of period	12,538	10,533	932,474	663,523	520,716	418,899	22,882	15,402

Contract owners’ equity at end of period	$21,261	12,538	1,159,046	932,474	452,156	520,716	31,118	22,882

CHANGE IN UNITS:
Beginning units	275	275	10,470	10,692	35,130	37,577	1,023	642
Units purchased	692	-	90	3,788	26,240	21,164	52	735
Units redeemed	(636)	-	(90)	(4,010)	(27,440)	(23,611)	(27)	(354)

Ending units	331	275	10,470	10,470	33,930	35,130	1,048	1,023

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RRF		RTEC		RTF		RTRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(1)	(1)	(468)	(331)	(3,278)	(757)	(1)	(308)
Realized gain (loss) on investments	-	1	1,104	4,580	45,144	815	1	8,385
Change in unrealized gain (loss) on investments	6	44	4,426	8,392	107,357	34,459	21	(4,075)
Reinvested capital gains	11	-	2,986	694	-	30,759	10	1,667

Net increase (decrease) in contract owners’ equity resulting from operations	16	44	8,048	13,335	149,223	65,276	31	5,669

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	(439)	773	(10,369)	5,212	2	(54,926)
Redemptions (notes 2, 3, and 4)	-	-	(35)	(35)	(20,020)	(20,020)	-	-
Adjustments to maintain reserves	(13)	11	(10)	10	(20)	20	(19)	19

Net equity transactions	(13)	11	(484)	748	(30,409)	(14,788)	(17)	(54,907)

Net change in contract owners’ equity	3	55	7,564	14,083	118,814	50,488	14	(49,238)
Contract owners’ equity at beginning of period	157	102	42,578	28,495	262,497	212,009	160	49,398

Contract owners’ equity at end of period	$160	157	50,142	42,578	381,311	262,497	174	160

CHANGE IN UNITS:
Beginning units	4	4	894	884	4,873	4,602	4	1,722
Units purchased	-	-	27	484	1,990	3,225	-	-
Units redeemed	-	-	(39)	(474)	(2,346)	(2,954)	-	(1,718)

Ending units	4	4	882	894	4,517	4,873	4	4

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RUF		RUGB		RUTL		RVARS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(5)	(2)	(169)	(658)	344	423	(7)	2
Realized gain (loss) on investments	(10)	(7)	(1,656)	5,714	121	102	2	1
Change in unrealized gain (loss) on investments	(134)	(195)	(1,309)	(3,818)	7,063	(5,019)	29	31
Reinvested capital gains	-	-	-	-	-	856	14	-

Net increase (decrease) in contract owners’ equity resulting from operations	(149)	(204)	(3,134)	1,238	7,528	(3,638)	38	34

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	515	45	360	-	-	-
Transfers between funds	-	-	(5,639)	4,705	-	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	(3,569)	(20)	-	(60)	-	-
Adjustments to maintain reserves	1	-	(1)	-	16	(15)	2	(2)

Net equity transactions	1	-	(8,694)	4,730	376	(75)	2	(2)

Net change in contract owners’ equity	(148)	(204)	(11,828)	5,968	7,904	(3,713)	40	32
Contract owners’ equity at beginning of period	588	792	34,690	28,722	56,085	59,798	552	520

Contract owners’ equity at end of period	$440	588	22,862	34,690	63,989	56,085	592	552

CHANGE IN UNITS:
Beginning units	6,281	6,281	13,930	13,926	1,913	1,916	56	56
Units purchased	-	-	1,611	23,171	12	-	-	-
Units redeemed	-	-	(5,517)	(23,167)	-	(3)	-	-

Ending units	6,281	6,281	10,024	13,930	1,925	1,913	56	56

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVCMD		RVF		RVIDD		RVIMC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(118)	(8)	(24,270)	(10,466)	(137)	(2)	-	(9)
Realized gain (loss) on investments	2,614	(762)	475,030	373,909	(256)	423	-	(1,783)
Change in unrealized gain (loss) on investments	1,028	(59)	293,941	383,365	(5,200)	-	(1)	9
Reinvested capital gains	-	-	297,331	221,164	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,524	(829)	1,042,032	967,972	(5,593)	421	(1)	(1,783)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,470	2,343	-	-	-	-
Transfers between funds	(3,240)	2,210	(21,346)	(76,389)	22,838	(421)	-	1,867
Redemptions (notes 2, 3, and 4)	-	-	(91,232)	(28,554)	-	-	-	(87)
Adjustments to maintain reserves	1	-	(33)	82	-	-	-	1

Net equity transactions	(3,239)	2,210	(111,141)	(102,518)	22,838	(421)	-	1,781

Net change in contract owners’ equity	285	1,381	930,891	865,454	17,245	-	(1)	(2)
Contract owners’ equity at beginning of period	10,565	9,184	2,019,920	1,154,466	-	-	6	8

Contract owners’ equity at end of period	$10,850	10,565	2,950,811	2,019,920	17,245	-	5	6

CHANGE IN UNITS:
Beginning units	5,678	3,776	8,582	9,075	-	-	6	6
Units purchased	4,299	2,821	2,900	7,566	240,510	134,123	-	14,645
Units redeemed	(5,756)	(919)	(3,230)	(8,059)	(6,495)	(134,123)	-	(14,645)

Ending units	4,221	5,678	8,252	8,582	234,015	-	6	6

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLCG		RVLCV		RVLDD		RVMCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(3,048)	(2,162)	(127)	183	(577)	(206)	(194)	(140)
Realized gain (loss) on investments	3,008	(5,004)	(516)	(1,529)	23,158	155	169	35
Change in unrealized gain (loss) on investments	70,354	24,715	7,933	(3,744)	(2,064)	(1,814)	461	3,528
Reinvested capital gains	1,316	47,763	104	1,513	-	7,250	1,525	579

Net increase (decrease) in contract owners’ equity resulting from operations	71,630	65,312	7,394	(3,577)	20,517	5,385	1,961	4,002

Equity transactions:
Purchase payments received from contract owners (note 4)	4,783	-	6,562	-	313	315	135	205
Transfers between funds	(3,513)	29,329	(75)	-	(39,627)	(19,287)	1	-
Redemptions (notes 2, 3, and 4)	(3,725)	(3,137)	(1,767)	(8,697)	(20)	(182)	(15)	(530)
Adjustments to maintain reserves	14	(13)	(7)	9	8	(8)	(13)	13

Net equity transactions	(2,441)	26,179	4,713	(8,688)	(39,326)	(19,162)	108	(312)

Net change in contract owners’ equity	69,189	91,491	12,107	(12,265)	(18,809)	(13,777)	2,069	3,690
Contract owners’ equity at beginning of period	271,364	179,873	23,218	35,483	69,318	83,095	17,671	13,981

Contract owners’ equity at end of period	$340,553	271,364	35,325	23,218	50,509	69,318	19,740	17,671

CHANGE IN UNITS:
Beginning units	6,959	5,815	1,000	1,353	1,338	1,615	469	479
Units purchased	135	2,608	598	-	1,615	2,856	14	7
Units redeemed	(180)	(1,464)	(437)	(353)	(2,253)	(3,133)	(11)	(17)

Ending units	6,914	6,959	1,161	1,000	700	1,338	472	469

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVMCV		RVSCG		RVSCV		RVSDL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(15)	-	(143)	(96)	(24)	-	-	-
Realized gain (loss) on investments	(867)	-	961	(55)	(143)	-	-	-
Change in unrealized gain (loss) on investments	-	-	1,213	1,164	-	-	-	(1)
Reinvested capital gains	320	-	61	479	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(562)	-	2,092	1,492	(167)	-	-	(1)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	135	205	-	-	-	-
Transfers between funds	562	-	73	-	168	-	-	-
Redemptions (notes 2, 3, and 4)	-	-	-	(504)	-	-	-	-
Adjustments to maintain reserves	-	-	(17)	17	(1)	-	(2)	3

Net equity transactions	562	-	191	(282)	167	-	(2)	3

Net change in contract owners’ equity	-	-	2,283	1,210	-	-	(2)	2
Contract owners’ equity at beginning of period	-	-	12,090	10,880	-	-	6	4

Contract owners’ equity at end of period	$-	-	14,373	12,090	-	-	4	6

CHANGE IN UNITS:
Beginning units	-	-	370	382	-	-	1	1
Units purchased	476	-	77	8	715	-	-	-
Units redeemed	(476)	-	(74)	(20)	(715)	-	-	-

Ending units	-	-	373	370	-	-	1	1

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVWDL		AVGI		AVHY1		IVDDI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	(317)	459	3,835	4,825	1,922	2,652
Realized gain (loss) on investments	-	-	(671)	916	11	(539)	220	10,804
Change in unrealized gain (loss) on investments	(2)	1	20,962	(11,354)	(464)	(2,090)	22,081	(12,024)
Reinvested capital gains	-	-	2,204	17,993	-	-	632	3,193

Net increase (decrease) in contract owners’ equity resulting from operations	(2)	1	22,178	8,014	3,382	2,196	24,855	4,625

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,018	992	5,522	2,633
Transfers between funds	-	-	-	28,839	399	(5,733)	4,325	(60,430)
Redemptions (notes 2, 3, and 4)	-	-	(6,567)	(5,970)	(4,676)	(4,415)	(40)	-
Adjustments to maintain reserves	(1)	1	2	(3)	4	(3)	1	(1)

Net equity transactions	(1)	1	(6,565)	22,866	(3,255)	(9,159)	9,808	(57,798)

Net change in contract owners’ equity	(3)	2	15,613	30,880	127	(6,963)	34,663	(53,173)
Contract owners’ equity at beginning of period	12	10	86,930	56,050	102,669	109,632	135,781	188,954

Contract owners’ equity at end of period	$9	12	102,543	86,930	102,796	102,669	170,444	135,781

CHANGE IN UNITS:
Beginning units	2	2	3,476	2,526	2,573	2,884	6,271	8,652
Units purchased	-	-	-	1,209	44	47	418	2,354
Units redeemed	-	-	(234)	(259)	-	(358)	(1)	(4,735)

Ending units	2	2	3,242	3,476	2,617	2,573	6,688	6,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVGMMI		IVHS		IVMCC2		IVRE
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(14,476)	(10,487)	(553)	(548)	(222)	(113)	11,430	23,987
Realized gain (loss) on investments	-	-	1,550	(1,972)	(15)	(25)	(1,317)	(1,649)
Change in unrealized gain (loss) on investments	-	-	(799)	10,380	5,967	(2,809)	130,809	(173,688)
Reinvested capital gains	-	-	7,249	1,470	-	4,874	-	17,502

Net increase (decrease) in contract owners’ equity resulting from operations	(14,476)	(10,487)	7,447	9,330	5,730	1,927	140,922	(133,848)

Equity transactions:
Purchase payments received from contract owners (note 4)	16,826	13,816	165	180	-	-	21,183	29,191
Transfers between funds	25,282	133,696	(5,193)	(8,389)	-	-	(3,189)	(85,239)
Redemptions (notes 2, 3, and 4)	(68,663)	(112,990)	(70)	(24,790)	(15)	(15)	(20,439)	(205,083)
Adjustments to maintain reserves	2	-	-	-	1	(2)	-	(83)

Net equity transactions	(26,553)	34,522	(5,098)	(32,999)	(14)	(17)	(2,445)	(261,214)

Net change in contract owners’ equity	(41,029)	24,035	2,349	(23,669)	5,716	1,910	138,477	(395,062)
Contract owners’ equity at beginning of period	1,469,009	1,444,974	68,810	92,479	26,473	24,563	579,436	974,498

Contract owners’ equity at end of period	$1,427,980	1,469,009	71,159	68,810	32,189	26,473	717,913	579,436

CHANGE IN UNITS:
Beginning units	152,698	148,924	18,696	28,474	7,830	7,836	160,505	234,332
Units purchased	7,834	23,609	44	2,581	-	-	5,502	11,515
Units redeemed	(10,546)	(19,835)	(1,350)	(12,359)	(4)	(6)	(6,226)	(85,342)

Ending units	149,986	152,698	17,390	18,696	7,826	7,830	159,781	160,505

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	IVT		JABIN		JAEI		JAFRIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(2,078)	(2,055)	(977)	7,296	(45,974)	(54,420)	(5,807)	(3,557)
Realized gain (loss) on investments	37,305	4,476	9,666	19,096	395,503	478,255	55,530	15,004
Change in unrealized gain (loss) on investments	(22,509)	57,448	144,601	73,582	57,777	171,615	890	113,613
Reinvested capital gains	16,960	18,999	8,521	13,274	582,414	418,719	64,290	36,249

Net increase (decrease) in contract owners’ equity resulting from operations	29,678	78,868	161,811	113,248	989,720	1,014,169	114,903	161,309

Equity transactions:
Purchase payments received from contract owners (note 4)	396	641	15,514	11,501	31,381	33,517	875	1,127
Transfers between funds	(2,241)	(592)	3,568	18,317	(21,184)	(412,892)	5,831	(20,544)
Redemptions (notes 2, 3, and 4)	(96,845)	(6,112)	(16,631)	(438)	(841,294)	(506,615)	(146,746)	(7,318)
Adjustments to maintain reserves	(1)	-	(1)	1	(7)	11	2	(1)

Net equity transactions	(98,691)	(6,063)	2,450	29,381	(831,104)	(885,979)	(140,038)	(26,736)

Net change in contract owners’ equity	(69,013)	72,805	164,261	142,629	158,616	128,190	(25,135)	134,573
Contract owners’ equity at beginning of period	254,527	181,722	1,007,736	865,107	6,633,633	6,505,443	580,915	446,342

Contract owners’ equity at end of period	$185,514	254,527	1,171,997	1,007,736	6,792,249	6,633,633	555,780	580,915

CHANGE IN UNITS:
Beginning units	98,033	101,252	36,227	35,197	568,916	659,921	12,386	13,134
Units purchased	294	3,929	797	3,959	7,926	25,292	177	5,170
Units redeemed	(35,247)	(7,148)	(713)	(2,929)	(73,229)	(116,297)	(2,824)	(5,918)

Ending units	63,080	98,033	36,311	36,227	503,613	568,916	9,739	12,386

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	JAGRIN		JAIG		JARIN		JMCVIN
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(32,470)	(14,902)	1,711	2,881	(57,769)	(30,401)	(354)	68
Realized gain (loss) on investments	196,395	162,334	2,596	(39,348)	297,185	234,902	288	(1,247)
Change in unrealized gain (loss) on investments	566,012	544,933	117,115	164,176	556,378	859,373	10,850	(3,708)
Reinvested capital gains	312,817	288,936	-	-	318,350	413,585	-	1,063

Net increase (decrease) in contract owners’ equity resulting from operations	1,042,754	981,301	121,422	127,709	1,114,144	1,477,459	10,784	(3,824)

Equity transactions:
Purchase payments received from contract owners (note 4)	24,540	24,983	30,389	35,621	30,500	30,169	1,272	1,693
Transfers between funds	(43,346)	(61,790)	10,307	(67,274)	(71,808)	13,066	(1,151)	(25,985)
Redemptions (notes 2, 3, and 4)	(276,100)	(329,314)	(25,136)	(120,009)	(407,630)	(331,821)	(153)	-
Adjustments to maintain reserves	(8)	10	1	68	2	3	5	(3)

Net equity transactions	(294,914)	(366,111)	15,561	(151,594)	(448,936)	(288,583)	(27)	(24,295)

Net change in contract owners’ equity	747,840	615,190	136,983	(23,885)	665,208	1,188,876	10,757	(28,119)
Contract owners’ equity at beginning of period	6,284,912	5,669,722	973,822	997,707	6,040,402	4,851,526	58,126	86,245

Contract owners’ equity at end of period	$7,032,752	6,284,912	1,110,805	973,822	6,705,610	6,040,402	68,883	58,126

CHANGE IN UNITS:
Beginning units	992,994	1,062,635	227,646	268,540	721,447	762,669	2,754	4,008
Units purchased	13,122	11,577	9,650	15,547	8,528	22,013	57	124
Units redeemed	(55,375)	(81,218)	(6,387)	(56,441)	(57,697)	(63,235)	(58)	(1,378)

Ending units	950,741	992,994	230,909	227,646	672,278	721,447	2,753	2,754

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LZREMS		LZRIES		LZRUSM		LPVCAI
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,687	5,641	(214)	1,233	(5,043)	(3,208)	(134)	(20)
Realized gain (loss) on investments	373	(962)	(309)	(8,868)	1,320	(4,766)	26	(369)
Change in unrealized gain (loss) on investments	13,479	(13,103)	4,712	18,211	90,615	1,949	(2,973)	741
Reinvested capital gains	-	-	742	3,042	589	28,664	4,429	1,211

Net increase (decrease) in contract owners’ equity resulting from operations	17,539	(8,424)	4,931	13,618	87,481	22,639	1,348	1,563

Equity transactions:
Purchase payments received from contract owners (note 4)	3,702	2,793	3,840	1,092	4,690	4,268	-	-
Transfers between funds	7,706	154	1,680	21,219	(514)	(10,772)	-	549
Redemptions (notes 2, 3, and 4)	(6,063)	(3,960)	(55,514)	(20)	(7,905)	(1,733)	-	-
Adjustments to maintain reserves	(11)	12	8	(11)	-	1	(10)	9

Net equity transactions	5,334	(1,001)	(49,986)	22,280	(3,729)	(8,236)	(10)	558

Net change in contract owners’ equity	22,873	(9,425)	(45,055)	35,898	83,752	14,403	1,338	2,121
Contract owners’ equity at beginning of period	397,235	406,660	108,186	72,288	469,755	455,352	14,655	12,534

Contract owners’ equity at end of period	$420,108	397,235	63,131	108,186	553,507	469,755	15,993	14,655

CHANGE IN UNITS:
Beginning units	12,742	12,748	5,240	3,752	111,094	113,828	513	513
Units purchased	447	306	585	2,924	2,362	3,509	-	1,028
Units redeemed	(280)	(312)	(2,907)	(1,436)	(3,157)	(6,243)	-	(1,028)

Ending units	12,909	12,742	2,918	5,240	110,299	111,094	513	513

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LPVCII		LVCLGI		SBVHY		LOVCDG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$249	163	(2,020)	(1,420)	1,944	1,539	(1,237)	474
Realized gain (loss) on investments	168	1,313	1,917	12,557	(70)	(74)	2,812	(1,700)
Change in unrealized gain (loss) on investments	6,332	427	24,955	31,919	(1,717)	1,701	54,251	41,409
Reinvested capital gains	3,559	328	13,283	6,454	-	-	50,142	6,629

Net increase (decrease) in contract owners’ equity resulting from operations	10,308	2,231	38,135	49,510	157	3,166	105,968	46,812

Equity transactions:
Purchase payments received from contract owners (note 4)	-	225	2,225	2,148	2,400	2,568	10,252	6,308
Transfers between funds	-	(5,468)	(2,076)	10,338	-	-	10,308	8,364
Redemptions (notes 2, 3, and 4)	-	-	(1,346)	(1,053)	-	-	(4,761)	(12,651)
Adjustments to maintain reserves	(8)	8	(15)	14	(8)	9	4	(3)

Net equity transactions	(8)	(5,235)	(1,212)	11,447	2,392	2,577	15,803	2,018

Net change in contract owners’ equity	10,300	(3,004)	36,923	60,957	2,549	5,743	121,771	48,830
Contract owners’ equity at beginning of period	40,374	43,378	184,559	123,602	53,176	47,433	423,709	374,879

Contract owners’ equity at end of period	$50,674	40,374	221,482	184,559	55,725	53,176	545,480	423,709

CHANGE IN UNITS:
Beginning units	1,639	1,877	4,457	3,859	2,422	2,295	91,493	92,498
Units purchased	-	10	49	4,408	108	126	4,373	19,431
Units redeemed	-	(248)	(72)	(3,810)	-	1	(1,160)	(20,436)

Ending units	1,639	1,639	4,434	4,457	2,530	2,422	94,706	91,493

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	LOVGI		AMCG		AMRI		AMSRS
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$452	2,216	(137)	(99)	(201)	104	(3,134)	(1,518)
Realized gain (loss) on investments	2,426	5,752	64	28	8	(6,998)	3,700	(2,381)
Change in unrealized gain (loss) on investments	63,025	(12,707)	94	3,074	14,578	10,229	90,511	55,219
Reinvested capital gains	57,169	-	1,478	511	-	-	9,921	16,289

Net increase (decrease) in contract owners’ equity resulting from operations	123,072	(4,739)	1,499	3,514	14,385	3,335	100,998	67,609

Equity transactions:
Purchase payments received from contract owners (note 4)	21,306	22,461	-	-	1,496	124	3,927	3,556
Transfers between funds	6,465	(45,210)	-	-	5,608	7,682	(562)	(19,118)
Redemptions (notes 2, 3, and 4)	(15,224)	(101,498)	-	-	-	(2,577)	(10,744)	(14,801)
Adjustments to maintain reserves	1	4	(3)	3	-	1	(3)	4

Net equity transactions	12,548	(124,243)	(3)	3	7,104	5,230	(7,382)	(30,359)

Net change in contract owners’ equity	135,620	(128,982)	1,496	3,517	21,489	8,565	93,616	37,250
Contract owners’ equity at beginning of period	443,217	572,199	12,624	9,107	45,104	36,539	457,743	420,493

Contract owners’ equity at end of period	$578,837	443,217	14,120	12,624	66,593	45,104	551,359	457,743

CHANGE IN UNITS:
Beginning units	140,900	184,951	2,943	2,943	12,859	10,043	12,359	13,439
Units purchased	10,291	39,355	-	-	2,610	8,318	94	120
Units redeemed	(7,134)	(83,406)	-	-	(1,029)	(5,502)	(276)	(1,200)

Ending units	144,057	140,900	2,943	2,943	14,440	12,859	12,177	12,359

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	AMTB		NOVPDI		NOVPM		PMVAAA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,328	2,787	8,305	121,857	(437,594)	(270,586)	3,041	1,010
Realized gain (loss) on investments	(305)	(355)	(6,027)	(98,423)	2,161,544	886,932	20	(667)
Change in unrealized gain (loss) on investments	(3,560)	2,536	783,433	(340,805)	11,667,142	(6,205,120)	1,053	1,005
Reinvested capital gains	-	-	-	-	-	3,818,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(537)	4,968	785,711	(317,371)	13,391,092	(1,770,602)	4,114	1,348

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	23,738	29,484	120,928	118,296	-	-
Transfers between funds	-	-	(32,394)	(195,784)	(950,652)	(1,687,127)	-	(3,270)
Redemptions (notes 2, 3, and 4)	(1,198)	(1,317)	(163,346)	(205,513)	(4,768,892)	(3,059,078)	-	-
Adjustments to maintain reserves	3	1	1	7	(35)	108	2	(1)

Net equity transactions	(1,195)	(1,316)	(172,001)	(371,806)	(5,598,651)	(4,627,801)	2	(3,271)

Net change in contract owners’ equity	(1,732)	3,652	613,710	(689,177)	7,792,441	(6,398,403)	4,116	(1,923)
Contract owners’ equity at beginning of period	209,579	205,927	2,783,650	3,472,827	48,354,998	54,753,401	27,284	29,207

Contract owners’ equity at end of period	$207,847	209,579	3,397,360	2,783,650	56,147,439	48,354,998	31,400	27,284

CHANGE IN UNITS:
Beginning units	139,953	140,855	230,248	260,021	2,669,974	2,960,094	1,527	1,748
Units purchased	-	-	3,047	3,743	44,701	35,205	-	-
Units redeemed	(795)	(902)	(15,479)	(33,516)	(303,919)	(325,325)	-	(221)

Ending units	139,158	139,953	217,816	230,248	2,410,756	2,669,974	1,527	1,527

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVEBA		PMVFHA		PMVGBA		PMVHYA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,244	1,239	27	226	1,380	431	2,197	3,403
Realized gain (loss) on investments	(572)	(53)	-	1	(6)	(81)	1,075	(80)
Change in unrealized gain (loss) on investments	(1,952)	808	(207)	(24)	(3,732)	2,264	(2,075)	984
Reinvested capital gains	-	-	41	-	533	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,280)	1,994	(139)	203	(1,825)	2,614	1,197	4,307

Equity transactions:
Purchase payments received from contract owners (note 4)	138	163	-	-	-	-	718	1,093
Transfers between funds	-	-	-	-	4,158	1,084	(13)	-
Redemptions (notes 2, 3, and 4)	(2,964)	-	-	-	(172)	(32)	(42,895)	(186)
Adjustments to maintain reserves	5	(8)	8	(7)	8	(8)	1	(3)

Net equity transactions	(2,821)	155	8	(7)	3,994	1,044	(42,189)	904

Net change in contract owners’ equity	(4,101)	2,149	(131)	196	2,169	3,658	(40,992)	5,211
Contract owners’ equity at beginning of period	37,252	35,103	4,715	4,519	33,108	29,450	95,618	90,407

Contract owners’ equity at end of period	$33,151	37,252	4,584	4,715	35,277	33,108	54,626	95,618

CHANGE IN UNITS:
Beginning units	1,791	1,783	249	249	2,015	1,954	4,561	4,515
Units purchased	7	8	-	-	258	156	34	56
Units redeemed	(146)	-	-	-	(10)	(95)	(2,055)	(10)

Ending units	1,652	1,791	249	249	2,263	2,015	2,540	4,561

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVLDA		PMVLGA		PMVRRA		PMVRSA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(407)	165	1,175	1,679	19,712	2,228	191	1
Realized gain (loss) on investments	(113)	(682)	862	23,673	10,629	3,097	(54)	-
Change in unrealized gain (loss) on investments	(1,120)	2,133	(55,184)	(1,038)	(7,920)	46,278	-	(1)
Reinvested capital gains	-	-	38,732	2,386	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,640)	1,616	(14,415)	26,700	22,421	51,603	137	-

Equity transactions:
Purchase payments received from contract owners (note 4)	1,918	2,543	3,636	2,536	7,553	8,338	-	-
Transfers between funds	(981)	(12,805)	(11,557)	44,331	3,599	8,401	(132)	-
Redemptions (notes 2, 3, and 4)	(549)	(76)	(9,870)	(474)	(113,900)	(43,729)	-	-
Adjustments to maintain reserves	-	(1)	(7)	9	(1)	(2)	1	(2)

Net equity transactions	388	(10,339)	(17,798)	46,402	(102,749)	(26,992)	(131)	(2)

Net change in contract owners’ equity	(1,252)	(8,723)	(32,213)	73,102	(80,328)	24,611	6	(2)
Contract owners’ equity at beginning of period	85,277	94,000	246,534	173,432	511,252	486,641	12	14

Contract owners’ equity at end of period	$84,025	85,277	214,321	246,534	430,924	511,252	18	12

CHANGE IN UNITS:
Beginning units	6,414	7,209	10,275	8,401	273,050	287,460	2	2
Units purchased	234	266	617	6,581	13,517	43,519	1,854	-
Units redeemed	(205)	(1,061)	(1,417)	(4,707)	(66,404)	(57,929)	(1,854)	-

Ending units	6,443	6,414	9,475	10,275	220,163	273,050	2	2

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	PMVTRA		PVSTA		ROCMC		ROCSC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$4,805	8,106	(18)	167	(3,519)	(2,148)	1,191	(512)
Realized gain (loss) on investments	(181)	(21,279)	528	4	5,115	(840)	1,215	(74,911)
Change in unrealized gain (loss) on investments	(42,814)	31,863	(704)	650	65,949	54,234	61,155	27,347
Reinvested capital gains	24,700	6,645	-	-	15,920	3,711	-	3,753

Net increase (decrease) in contract owners’ equity resulting from operations	(13,490)	25,335	(194)	821	83,465	54,957	63,561	(44,323)

Equity transactions:
Purchase payments received from contract owners (note 4)	2,915	4,559	-	-	8,473	9,003	8,666	11,681
Transfers between funds	32,030	6,138	831	1,085	917	(511)	(4,980)	(78,316)
Redemptions (notes 2, 3, and 4)	(21,750)	(466,805)	(49,859)	-	(16,682)	(1,729)	(7,268)	(26,570)
Adjustments to maintain reserves	3	34	(8)	5	(1)	1	1	(1)

Net equity transactions	13,198	(456,074)	(49,036)	1,090	(7,293)	6,764	(3,581)	(93,206)

Net change in contract owners’ equity	(292)	(430,739)	(49,230)	1,911	76,172	61,721	59,980	(137,529)
Contract owners’ equity at beginning of period	580,885	1,011,624	68,644	66,733	291,831	230,110	230,934	368,463

Contract owners’ equity at end of period	$580,593	580,885	19,414	68,644	368,003	291,831	290,914	230,934

CHANGE IN UNITS:
Beginning units	294,562	551,806	5,534	5,446	76,617	74,043	62,652	91,891
Units purchased	21,987	269,474	86	99	3,365	6,137	3,846	21,145
Units redeemed	(15,362)	(526,718)	(4,038)	(11)	(4,904)	(3,563)	(4,614)	(50,384)

Ending units	301,187	294,562	1,582	5,534	75,078	76,617	61,884	62,652

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	TAVV		VWBF		VWEM		VWHA
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(916)	3,327	572	928	(358)	3,988	(740)	(41)
Realized gain (loss) on investments	5,503	(24,304)	(229)	(51)	2,513	1,210	8,165	658
Change in unrealized gain (loss) on investments	47,928	(15,812)	(1,129)	356	(71,548)	45,193	10,723	17,480
Reinvested capital gains	-	1,509	-	-	10,395	11,778	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,515	(35,280)	(786)	1,233	(58,998)	62,169	18,148	18,097

Equity transactions:
Purchase payments received from contract owners (note 4)	160	2,439	633	600	4,933	4,746	3,263	2,038
Transfers between funds	(6,971)	(46,056)	20	-	6,714	(20,407)	(3,939)	(998)
Redemptions (notes 2, 3, and 4)	(12,486)	(688)	(2,723)	(132)	(10,010)	(11,831)	(4,842)	(399)
Adjustments to maintain reserves	1	-	1	-	(1)	18	1	(1)

Net equity transactions	(19,296)	(44,305)	(2,069)	468	1,636	(27,474)	(5,517)	640

Net change in contract owners’ equity	33,219	(79,585)	(2,855)	1,701	(57,362)	34,695	12,631	18,737
Contract owners’ equity at beginning of period	253,682	333,267	16,533	14,832	462,267	427,572	110,519	91,782

Contract owners’ equity at end of period	$286,901	253,682	13,678	16,533	404,905	462,267	123,150	110,519

CHANGE IN UNITS:
Beginning units	122,043	154,933	7,517	7,272	128,446	137,913	37,207	36,438
Units purchased	82,289	127,249	1,922	307	3,682	4,400	9,952	2,841
Units redeemed	(90,124)	(160,139)	(2,893)	(62)	(3,186)	(13,867)	(11,946)	(2,072)

Ending units	114,208	122,043	6,546	7,517	128,942	128,446	35,213	37,207

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SVDF		SVOF		DVIV		AVBV2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$(9,709)	(7,937)	(9,226)	(5,070)	-	1,971	-	(9)
Realized gain (loss) on investments	14,999	42,197	11,224	33,612	-	(9,903)	-	(2,395)
Change in unrealized gain (loss) on investments	(136,584)	280,826	151,045	53,897	-	(5,640)	-	1,118
Reinvested capital gains	72,402	68,152	48,484	73,076	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(58,892)	383,238	201,527	155,515	-	(13,572)	-	(1,286)

Equity transactions:
Purchase payments received from contract owners (note 4)	6,706	20,432	9,812	12,229	-	1,723	-	97
Transfers between funds	6,092	(50,425)	(5,391)	(29,432)	-	(49,900)	-	(2,194)
Redemptions (notes 2, 3, and 4)	(17,155)	(149,521)	(37,617)	(304,354)	-	(736)	-	-
Adjustments to maintain reserves	(20)	19	(3)	4	-	(2)	-	(1)

Net equity transactions	(4,377)	(179,495)	(33,199)	(321,553)	-	(48,915)	-	(2,098)

Net change in contract owners’ equity	(63,269)	203,743	168,328	(166,038)	-	(62,487)	-	(3,384)
Contract owners’ equity at beginning of period	971,457	767,714	873,114	1,039,152	-	62,487	-	3,384

Contract owners’ equity at end of period	$908,188	971,457	1,041,442	873,114	-	-	-	-

CHANGE IN UNITS:
Beginning units	13,600	17,307	110,982	158,242	-	33,799	-	1,444
Units purchased	393	2,209	3,010	4,409	-	1,258	-	1,444
Units redeemed	(469)	(5,916)	(6,834)	(51,669)	-	(35,057)	-	(2,888)

Ending units	13,524	13,600	107,158	110,982	-	-	-	-

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account C (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1980. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The separate account offered individual and group flexible premium variable deferred annuity contracts. These contracts are no longer offered for sale.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

ALGER PORTFOLIOS
Alger Small Cap Growth Class I-2 (AASCO)
Alger Capital Appreciation Class I-2 (ALCAI2)
Alger Large Cap Growth Class I-2 (ALCGI2)
Alger Mid Cap Growth Class I-2 (ALMGI2)
ALLIANCE VAR PRODUCTS SERIES
AB Growth and Income Class A (ALVGIA)
AMERICAN CENTURY VARIABLE PORT
American Century VP Balanced - Class I (ACVB)
American Century VP International I (ACVI)
American Century VP Disciplined Core Value I (ACVIG)
American Century VP Inflation Protection Class II (ACVIP2)
American Century VP Large Company Value I (ACVLVI)
American Century VP Ultra I (ACVU1)
American Century VP Value I (ACVV)
AMUNDI PIONEER ASSET MGMNT
Amundi Pioneer High Yield VCT Class II (PIHYB2)
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
Amundi Pioneer Fund VCT Class II (PIVF2)
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
BNY MELLON FUNDS
BNY Mellon Stock Index (DSIF)
BNY Mellon Sustainable U.S. Equity (DSRG)
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
COLUMBIA VARIABLE PORTFOLIO
CVP Seligman Global Technology - Class 2 (CLVGT2)
FEDERATED HERMES INS SERIES
Federated Hermes High Income Bond II (FHIB)
Federated Hermes Kaufmann II - Service (FVK2S)
Federated Hermes Managed Volatility II (FVU2)
GUGGENHEIM VARIABLE TRUST
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
Guggenheim Rydex US Government Money Market (GVRUGM)
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)*
Guggenheim Rydex Biotechnology (RBF)
Guggenheim Rydex Banking (RBKF)
Guggenheim Rydex Basic Materials (RBMF)
Guggenheim Rydex Consumer Products (RCPF)
Guggenheim Rydex Electronics (RELF)
Guggenheim Rydex Energy (RENF)
Guggenheim Rydex Energy Services (RESF)
Guggenheim Rydex Financial Services (RFSF)
Guggenheim Rydex Health Care (RHCF)
Guggenheim Rydex Internet (RINF)
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
Guggenheim Rydex Japan 2X Strategy (RLCJ)
Guggenheim Rydex Leisure (RLF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
Guggenheim Rydex Nova (RNF)
Guggenheim Rydex NASDAQ-100 (ROF)
Guggenheim Rydex Precious Metals (RPMF)
Guggenheim Rydex Real Estate (RREF)
Guggenheim Rydex Retailing (RRF)
Guggenheim Long Short Equity (RSRF)*
Guggenheim Rydex Technology (RTEC)
Guggenheim Rydex Telecommunications (RTEL)*
Guggenheim Rydex S&P 500 2X Strategy (RTF)
Guggenheim Rydex Transportation (RTRF)
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
Guggenheim Rydex Utilities (RUTL)
Guggenheim Multi-Hedge Strategies (RVARS)
Guggenheim Rydex Commodities Strategy (RVCMD)
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)*
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
Guggenheim Rydex Dow 2X Strategy (RVLDD)
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)*
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)*
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
INVESCO V. I.
Invesco V.I. Core Equity I (AVGI)
Invesco V.I. High Yield I (AVHY1)
Invesco V.I. American Value II (IVAVS2)*
Invesco V.I. Diversified Dividend I (IVDDI)
Invesco V.I. Government Money Market I (IVGMMI)
Invesco V.I. Health Care I (IVHS)
Invesco V.I. Main Street Mid Cap II (IVMCC2)
Invesco V.I. Global Real Estate I (IVRE)
Invesco V.I. Technology I (IVT)
JANUS ASPEN SERIES
Janus Henderson Balanced - Inst (JABIN)
Janus Henderson Enterprise - Inst (JAEI)
Janus Henderson Forty - Inst (JAFRIN)
Janus Henderson Global Research - Inst (JAGRIN)
Janus Henderson Overseas - Inst (JAIG)
Janus Henderson Research - Inst (JARIN)
Janus Henderson Mid Cap Value - Inst (JMCVIN)
LAZARD RETIREMENT SERIES FUND
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
Lazard Retirement International Equity - Service (LZRIES)
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
LMPV EQUITY TRUST
LMCBV Aggressive Growth I (LPVCAI)
LMCBV Dividend Strategy I (LPVCII)
LMCBV Large Cap Growth I (LVCLGI)
LMPV INCOME TRUST
LMWAV Global High Yield Bond I (SBVHY)
LORD ABBETT SERIES FUND, INC.
Lord Abbett Dividend Growth VC (LOVCDG)
Lord Abbett Growth and Income VC (LOVGI)
NEUBERGER BERMAN ADV MGT TRUST
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
Neuberger Berman AMT Short Duration Bond I (AMTB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

NORTHERN LIGHTS VARIABLE TRUST
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset - Admin (PMVAAA)
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
PIMCO VIT International Bond (Unhedged) - Admin (PMVFBA)*
PIMCO VIT International Bond (US Dollar Hedged) - Admin (PMVFHA)
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
PIMCO VIT High Yield - Admin (PMVHYA)
PIMCO VIT Low Duration - Admin (PMVLDA)
PIMCO VIT Long Term US Government - Admin (PMVLGA)
PIMCO VIT Real Return - Admin (PMVRRA)
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
PIMCO VIT Total Return - Admin (PMVTRA)
PIMCO VIT Short-Term - Admin (PVSTA)
ROYCE CAPITAL FUND
Royce Micro-Cap (ROCMC)
Royce Small-Cap (ROCSC)
THIRD AVENUE VARIABLE SERIES
Third Avenue Value (TAVV)
VANECK VIP
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
VanEck VIP Emerging Markets Initial Cl (VWEM)
VanEck VIP Global Resources Initial Cl (VWHA)
WELLS FARGO VARIABLE TRUST
Allspring VT Discovery - Class 2 (SVDF)
Allspring VT Opportunity - Class 2 (SVOF)

*	At December 31, 2021, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2021 and for each of the years in the two-year period ended December 31, 2021. For the subaccounts listed below with inception dates in 2021, the financial statements are as of December 31, 2021 and for the period from the inception date to December 31, 2021. For the subaccounts listed below with liquidation dates in 2021, the financial statements are for the period from January 1, 2021 to the liquidation date. For the subaccounts listed below with inception dates in 2020, the prior year financial statements reflect the period from inception date to December 31, 2020. For the subaccounts listed below with liquidation dates in 2020, the prior year financial statements reflect the period from January 1, 2020 to the liquidation date:

	Inception Date	Liquidation Date
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		4/30/2020

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
IVMCC2	Invesco V.I. Main Street Mid Cap II	Invesco V.I. Mid Cap Core Equity II	4/30/2021
NOVPDI	Ntrn Lts Donoghue Forlines Dividend VIT	Ntrn Lts Power Dividend Index	3/9/2021
NOVPM	Ntrn Lts Donoghue Forlines Momentum VIT	Ntrn Lts Power Momentum	3/9/2021
TAVV	Third Avenue Value	Third Avenue FFI Strategies Portfolio	5/1/2021
VWHA	VanEck VIP Global Resources Initial Cl	VanEck VIP Global Hard Assets Initial Cl	5/1/2021
SVDF	Allspring VT Discovery - Class 2	Wells Fargo VT Discovery - Class 2	10/11/2021
SVOF	Allspring VT Opportunity - Class 2	Wells Fargo VT Opportunity - Class 2	10/11/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts. The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The Company deducts daily from the Separate Account a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments, for assuming the mortality and expense risks except for the Power Momentum Portfolio, of the Northern Lights Series Trust, which is 0.79 percent. These fees were $1,205,354 and $973,016 for the years ended December 31, 2021 and 2020, respectively.

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity. Under group contracts, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $19,524 and $20,177 for the years ended December 31, 2021 and 2020, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $1,899,227 and $2,684,919, respectively, and total transfers from the Separate Account to the fixed account were $2,984,819 and $5,348,294, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$136,028,637	$-	$-	$136,028,637

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
AASCO	$997,950	$73,546
ALCAI2	1,989,410	380,547
ALCGI2	515,000	607,538
ALMGI2	409,213	64,188
ALVGIA	23,304	9,660
ACVB	17,555	2,817
ACVI	39,201	19,412
ACVIG	42,883	16,950
ACVIP2	962	4,467
ACVLVI	8,230	1,264
ACVU1	18,817	12,603
ACVV	83,977	42,701
PIHYB2	856	176
PIVEI2	4,379	2,298
PIVF2	33,436	21,887
PIVMV2	1,780	2,320
PIVSI2	30,928	1,963
DSIF	645,595	1,100,890
DSRG	137,150	178,159
DVSCS	33,085	60,041
CLVGT2	40,189	17,453
FHIB	27,096	16,116
FVK2S	30,630	86,034
FVU2	8,309	36,139
GVR2XS	120,083	32,156
GVRUGM	-	681
RAF	8,501	8,687
RBF	19,511	3,325
RBKF	14,543	14,308
RBMF	18,168	13,083
RCPF	2,361	7,080
RELF	34,696	80,683
RENF	9,738	14,549
RESF	185,871	166,701
RFSF	4,519	2,016
RHCF	13,705	1,091
RINF	2,322	2,436
RJNF	1	-
RLCE	19	14,974
RLCJ	1,469	19,040
RLF	3	5
RMED	17,409	10,839
RMEK	23,705	11,476
RNF	40,740	36,580
ROF	85,897	15,556
RPMF	363,835	355,630
RREF	1,481	908
RRF	11	-
RTEC	4,378	2,335
RTF	111,901	145,565
RTRF	13	3
RUF	-	7
RUGB	340	9,203
RUTL	1,275	571
RVARS	14	6
RVCMD	10,000	13,357

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RVF	1,056,387	894,436
RVIDD	23,329	630
RVLCG	6,088	10,276
RVLCV	17,563	12,866
RVLDD	84,075	123,982
RVMCG	2,031	579
RVMCV	16,686	15,819
RVSCG	2,986	2,863
RVSCV	17,788	17,645
AVGI	2,847	7,528
AVHY1	6,252	5,676
IVDDI	13,773	1,411
IVGMMI	33,739	74,769
IVHS	7,497	5,899
IVMCC2	78	315
IVRE	38,014	29,030
IVT	17,384	101,192
JABIN	38,886	28,892
JAEI	638,401	933,060
JAFRIN	73,294	154,850
JAGRIN	408,230	422,796
JAIG	54,178	36,907
JARIN	349,874	538,233
JMCVIN	1,598	1,984
LZREMS	21,461	12,430
LZRIES	6,738	56,205
LZRUSM	5,189	13,371
LPVCAI	4,456	161
LPVCII	4,260	452
LVCLGI	15,414	5,348
SBVHY	4,832	488
LOVCDG	75,068	10,363
LOVGI	91,085	20,914
AMCG	1,479	137
AMRI	11,604	4,701
AMSRS	15,105	15,697
AMTB	5,425	3,293
NOVPDI	59,146	222,843
NOVPM	208,750	6,244,992
PMVAAA	3,342	300
PMVEBA	1,729	3,311
PMVFHA	115	47
PMVGBA	6,408	509
PMVHYA	3,542	43,535
PMVLDA	3,444	3,464
PMVLGA	54,818	32,701
PMVRRA	46,334	129,372
PMVRSA	13,971	13,913
PMVTRA	77,213	34,510
PVSTA	1,341	50,389
ROCMC	31,163	26,054
ROCSC	20,022	22,413
TAVV	14,842	35,054
VWBF	2,117	3,614
VWEM	24,498	12,824
VWHA	33,917	40,175
SVDF	97,623	39,287
SVOF	61,265	55,202

	$10,175,138	$14,321,727

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Alger Small Cap Growth Class I-2 (AASCO)
2021	1.00%	382,779	$7.29	$2,789,334	0.00%	-7.00%
2020	1.00%	378,067	7.84	2,962,226	0.99%	65.49%
2019	1.00%	451	4.73	2,135	0.00%	28.05%
2018	1.00%	458	3.70	1,695	0.00%	0.54%
2017	1.00%	481	3.68	1,772	0.00%	27.34%
Alger Capital Appreciation Class I-2 (ALCAI2)
2021	1.00%	369,621	24.59	9,088,070	0.00%	17.94%
2020	1.00%	377,880	20.85	7,877,815	0.00%	40.34%
2019	1.00%	341	14.85	5,067	0.00%	32.25%
2018	1.00%	318	11.23	3,591	0.08%	-1.14%
2017	1.00%	340	11.36	3,875	0.16%	29.83%
Alger Large Cap Growth Class I-2 (ALCGI2)
2021	1.00%	256,136	8.87	2,272,971	0.00%	10.73%
2020	1.00%	321,517	8.01	2,576,716	0.19%	65.37%
2019	1.00%	319	4.85	1,546	0.00%	26.16%
2018	1.00%	339	3.84	1,301	0.00%	1.05%
2017	1.00%	347	3.80	1,318	0.00%	27.52%
Alger Mid Cap Growth Class I-2 (ALMGI2)
2021	1.00%	110,030	9.75	1,072,660	0.00%	3.17%
2020	1.00%	112,524	9.45	1,063,301	0.00%	62.99%
2019	1.00%	109	5.80	631	0.00%	28.96%
2018	1.00%	113	4.50	508	0.00%	-8.35%
2017	1.00%	124	4.91	610	0.00%	28.53%
AB Growth and Income Class A (ALVGIA)
2021	1.00%	28,167	3.89	109,579	0.84%	26.88%
2020	1.00%	24,445	3.07	74,950	1.55%	1.70%
2019	1.00%	27	3.01	80	1.25%	22.68%
2018	1.00%	27	2.46	66	0.99%	-6.46%
2017	1.00%	27	2.63	71	1.45%	17.94%
American Century VP Balanced - Class I (ACVB)
2021	1.00%	7,654	28.98	221,773	0.72%	14.62%
2020	1.00%	7,432	25.28	187,885	1.18%	11.41%
2019	1.00%	8	22.69	175	1.56%	18.66%
2018	1.00%	8	19.12	151	1.42%	-4.83%
2017	1.00%	8	20.09	155	1.46%	12.80%
American Century VP International I (ACVI)
2021	1.00%	169,610	3.62	613,343	0.16%	7.67%
2020	1.00%	167,030	3.36	560,997	0.51%	24.63%
2019	1.00%	208	2.69	560	0.89%	27.14%
2018	1.00%	232	2.12	491	1.28%	-16.21%
2017	1.00%	252	2.53	636	0.89%	30.41%
American Century VP Disciplined Core Value I (ACVIG)
2021	1.00%	49,703	3.95	196,187	1.09%	22.42%
2020	1.00%	49,915	3.22	160,939	1.77%	10.70%
2019	1.00%	65	2.91	190	2.08%	22.72%
2018	1.00%	67	2.37	159	1.92%	-7.78%
2017	1.00%	68	2.57	174	2.37%	18.98%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
American Century VP Inflation Protection Class II (ACVIP2)
2021	1.00%	1,826	16.96	30,967	3.08%	5.21%
2020	1.00%	2,085	16.12	33,615	1.35%	8.46%
2019	1.00%	2	14.86	33	1.70%	7.82%
2018	1.00%	5	13.79	72	2.85%	-3.77%
2017	1.00%	6	14.33	79	2.57%	2.65%
American Century VP Large Company Value I (ACVLVI)
2021	1.00%	649	21.44	13,909	1.52%	20.50%
2020	1.00%	299	17.79	5,320	1.86%	1.60%
2019	1.00%	1	17.51	12	0.73%	26.21%
2018	1.00%	-	13.88	-	0.00%	-8.92%
2017	1.00%	-	15.24	5	1.73%	9.96%
American Century VP Ultra I (ACVU1)
2021	1.00%	4,184	58.54	244,922	0.00%	21.93%
2020	1.00%	4,308	48.01	206,818	0.00%	48.36%
2019	1.00%	3	32.36	113	0.00%	33.24%
2018	1.00%	3	24.29	64	0.24%	-0.25%
2017	1.00%	2	24.35	52	0.29%	30.91%
American Century VP Value I (ACVV)
2021	1.00%	179,923	6.40	1,150,929	1.76%	23.27%
2020	1.00%	173,923	5.19	902,519	2.32%	-0.03%
2019	1.00%	186	5.19	966	2.13%	25.77%
2018	1.00%	193	4.13	795	1.65%	-10.02%
2017	1.00%	202	4.59	926	1.63%	7.75%
Amundi Pioneer High Yield VCT Class II (PIHYB2)
2021	1.00%	832	21.49	17,878	4.87%	4.40%
2020	1.00%	832	20.59	17,129	5.16%	0.96%
2019	1.00%	1	20.39	17	4.69%	13.15%
2018	1.00%	1	18.02	23	4.47%	-4.91%
2017	1.00%	1	18.95	24	4.34%	5.93%
Amundi Pioneer Equity Income VCT Class II (PIVEI2)
2021	1.00%	36,270	3.65	132,394	1.23%	24.08%
2020	1.00%	35,756	2.94	105,184	2.40%	-1.26%
2019	1.00%	30	2.98	90	2.23%	23.99%
2018	1.00%	72	2.40	173	2.16%	-9.77%
2017	1.00%	69	2.66	185	1.48%	14.16%
Amundi Pioneer Fund VCT Class II (PIVF2)
2021	1.00%	52,390	4.08	213,502	0.09%	26.38%
2020	1.00%	52,563	3.22	169,497	0.49%	22.73%
2019	1.00%	56	2.63	147	0.75%	29.73%
2018	1.00%	56	2.03	114	0.78%	-2.40%
2017	1.00%	62	2.08	128	0.92%	20.23%
Amundi Pioneer Mid Cap Value VCT Class II (PIVMV2)
2021	1.00%	1,647	28.62	47,129	0.74%	28.09%
2020	1.00%	1,668	22.34	37,267	1.08%	0.86%
2019	1.00%	1	22.15	24	1.06%	26.81%
2018	1.00%	1	17.47	19	0.40%	-20.30%
2017	1.00%	2	21.92	35	0.61%	11.78%
Amundi Pioneer Strategic Income VCT Class II (PIVSI2)
2021	1.00%	3,799	18.01	68,419	3.01%	0.72%
2020	1.00%	2,260	17.88	40,409	3.29%	6.31%
2019	1.00%	3	16.82	54	3.08%	8.43%
2018	1.00%	2	15.51	25	2.99%	-2.94%
2017	1.00%	2	15.98	25	3.36%	3.70%
BNY Mellon Stock Index (DSIF)
2021	1.00%	1,120,448	10.56	11,828,567	1.14%	27.13%
2020	1.00%	1,225,078	8.30	10,172,809	1.58%	16.83%
2019	1.00%	1,286	7.11	9,139	1.72%	29.88%
2018	1.00%	1,345	5.47	7,409	1.65%	-5.69%
2017	1.00%	1,424	5.80	8,322	1.70%	20.33%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity (DSRG)
2021	1.00%	406,572	8.22	3,342,372	0.75%	25.73%
2020	1.00%	421,308	6.54	2,754,649	1.07%	22.91%
2019	1.00%	437	5.32	2,324	1.48%	33.02%
2018	1.00%	500	4.00	2,000	1.81%	-5.44%
2017	1.00%	570	4.23	2,409	1.19%	14.32%
BNY Mellon Small Cap Stock Index - Serv (DVSCS)
2021	1.00%	9,854	44.75	440,954	0.66%	24.89%
2020	1.00%	10,587	35.83	379,349	1.09%	9.54%
2019	1.00%	11	32.71	354	0.84%	21.00%
2018	1.00%	15	27.04	397	0.75%	-9.87%
2017	1.00%	13	30.00	402	0.70%	11.28%
CVP Seligman Global Technology - Class 2 (CLVGT2)
2021	1.00%	68,153	5.33	363,506	0.28%	37.31%
2020	1.00%	70,489	3.88	273,814	0.00%	44.35%
2019	1.00%	66	2.69	178	0.00%	53.43%
2018	1.00%	64	1.75	114	0.00%	-9.79%
2017	1.00%	93	1.94	182	0.00%	33.79%
Federated Hermes High Income Bond II (FHIB)
2021	1.00%	80,480	4.22	339,980	4.95%	3.80%
2020	1.00%	81,025	4.07	329,737	5.74%	4.54%
2019	1.00%	83	3.89	325	6.05%	13.40%
2018	1.00%	85	3.43	293	8.00%	-4.46%
2017	1.00%	89	3.59	320	6.62%	5.90%
Federated Hermes Kaufmann II - Service (FVK2S)
2021	1.00%	8,632	38.11	328,964	0.00%	1.25%
2020	1.00%	10,748	37.64	404,580	0.00%	27.20%
2019	1.00%	11	29.59	328	0.00%	32.19%
2018	1.00%	13	22.39	290	0.00%	2.57%
2017	1.00%	10	21.83	218	0.00%	26.70%
Federated Hermes Managed Volatility II (FVU2)
2021	1.00%	38,053	3.84	145,989	1.73%	17.33%
2020	1.00%	46,711	3.27	152,734	2.52%	-0.07%
2019	1.00%	47	3.27	153	2.21%	19.03%
2018	1.00%	61	2.75	170	2.94%	-9.24%
2017	1.00%	60	3.03	184	4.23%	16.99%
Guggenheim Rydex Russell 2000 2X Strategy (GVR2XS)
2021	1.00%	7,472	26.22	195,935	0.00%	24.52%
2020	1.00%	7,070	21.06	148,887	0.73%	16.04%
2019	1.00%	3	18.15	53	0.54%	45.69%
2018	1.00%	5	12.46	62	0.00%	-26.92%
2017	1.00%	7	17.05	116	0.00%	25.00%
Guggenheim Rydex US Government Money Market (GVRUGM)
2021	1.00%	4,422	0.94	4,151	0.00%	-0.99%
2020	1.00%	5,098	0.95	4,833	0.08%	-0.93%
2019	1.00%	8	0.96	8	0.88%	-0.14%
2018	1.00%	10	0.96	9	0.57%	0.00%
2017	1.00%	10	0.96	10	0.00%	-1.03%
Guggenheim Rydex Inverse NASDAQ-100 Strategy (RAF)
2020	1.00%	587	0.50	292	0.00%	-38.62%
2018	1.00%	-	1.14	-	0.00%	-3.39%
2017	1.00%	-	1.18	-	0.00%	-25.32%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Biotechnology (RBF)
2021	1.00%	3,030	48.70	147,573	0.00%	0.41%
2020	1.00%	2,949	48.50	143,031	0.00%	20.11%
2019	1.00%	3	40.38	122	0.00%	23.43%
2018	1.00%	4	32.72	138	0.00%	-10.33%
2017	1.00%	9	36.49	317	0.00%	28.13%
Guggenheim Rydex Banking (RBKF)
2021	1.00%	305	11.05	3,366	0.44%	32.16%
2020	1.00%	305	8.36	2,551	0.98%	-9.37%
2019	1.00%	-	9.23	3	1.32%	27.12%
2018	1.00%	3	7.26	24	0.59%	-19.96%
2017	1.00%	3	9.07	32	0.31%	11.29%
Guggenheim Rydex Basic Materials (RBMF)
2021	1.00%	4,040	34.20	138,145	0.57%	21.71%
2020	1.00%	3,980	28.09	111,816	1.29%	18.56%
2019	1.00%	5	23.70	116	0.00%	20.22%
2018	1.00%	5	19.71	107	0.56%	-18.28%
2017	1.00%	7	24.12	176	0.61%	20.24%
Guggenheim Rydex Consumer Products (RCPF)
2021	1.00%	3,983	35.03	139,514	0.86%	9.52%
2020	1.00%	4,127	31.98	131,993	0.75%	6.50%
2019	1.00%	7	30.03	202	0.92%	21.11%
2018	1.00%	7	24.79	185	0.74%	-13.02%
2017	1.00%	11	28.50	300	1.01%	10.42%
Guggenheim Rydex Electronics (RELF)
2021	1.00%	583	52.78	30,760	0.00%	36.88%
2020	1.00%	1,667	38.56	64,279	0.00%	54.41%
2019	1.00%	2	24.97	47	0.00%	57.70%
2018	1.00%	2	15.84	24	0.00%	-13.54%
2017	1.00%	1	18.32	15	0.00%	29.75%
Guggenheim Rydex Energy (RENF)
2021	1.00%	11,420	12.34	140,897	0.64%	48.96%
2020	1.00%	11,692	8.28	96,839	1.31%	-34.83%
2019	1.00%	16	12.71	208	0.22%	5.75%
2018	1.00%	17	12.02	210	0.47%	-26.21%
2017	1.00%	19	16.29	306	0.64%	-7.18%
Guggenheim Rydex Energy Services (RESF)
2021	1.00%	27,438	4.37	119,863	0.23%	16.34%
2020	1.00%	25,081	3.76	94,179	0.83%	-37.96%
2019	1.00%	22	6.05	133	0.00%	-1.06%
2018	1.00%	24	6.12	149	3.30%	-46.17%
2017	1.00%	40	11.37	454	0.00%	-19.42%
Guggenheim Rydex Financial Services (RFSF)
2021	1.00%	1,606	19.77	31,747	0.36%	33.92%
2020	1.00%	1,493	14.76	22,040	0.97%	-1.10%
2019	1.00%	2	14.93	24	0.86%	26.80%
2018	1.00%	2	11.77	19	0.86%	-13.20%
2017	1.00%	2	13.56	21	0.43%	14.43%
Guggenheim Rydex Health Care (RHCF)
2021	1.00%	3,321	46.16	153,295	0.00%	17.66%
2020	1.00%	3,194	39.23	125,316	0.00%	17.50%
2019	1.00%	4	33.39	125	0.00%	21.35%
2018	1.00%	4	27.52	122	0.00%	0.26%
2017	1.00%	5	27.45	146	0.00%	21.62%
Guggenheim Rydex Internet (RINF)
2021	1.00%	44	56.88	2,525	0.00%	-5.61%
2020	1.00%	52	60.26	3,134	0.00%	58.62%
2019	1.00%	4	37.99	168	0.00%	24.22%
2018	1.00%	4	30.59	135	0.00%	-4.17%
2017	1.00%	2	31.92	66	0.00%	32.67%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Inverse Gov’t Long Bond Strtgy (RJNF)
2021	1.00%	29	0.18	5	0.00%	-0.04%
2020	1.00%	29	0.19	5	0.36%	-21.87%
2019	1.00%	-	0.24	-	0.00%	-14.16%
2018	1.00%	-	0.28	-	0.00%	3.70%
2017	1.00%	-	0.27	-	0.00%	-10.00%
Guggenheim Rydex Europe 1.25X Strategy (RLCE)
2021	1.00%	511	13.53	6,919	0.22%	17.53%
2020	1.00%	1,768	11.51	20,357	1.75%	-0.76%
2019	1.00%	3	11.60	33	1.11%	27.15%
2018	1.00%	3	9.12	26	0.38%	-19.86%
2017	1.00%	3	11.38	30	0.84%	27.44%
Guggenheim Rydex Japan 2X Strategy (RLCJ)
2021	1.00%	263	25.09	6,594	0.00%	-14.95%
2020	1.00%	834	29.49	24,599	0.74%	39.07%
2019	1.00%	4	21.21	79	1.51%	37.65%
2018	1.00%	4	15.41	68	0.00%	-23.71%
2017	1.00%	5	20.20	106	0.00%	48.86%
Guggenheim Rydex Leisure (RLF)
2021	1.00%	6	34.70	215	0.00%	-0.08%
2020	1.00%	6	34.72	208	0.00%	19.81%
2019	1.00%	-	28.98	-	0.25%	27.99%
2018	1.00%	-	22.64	-	0.22%	-14.31%
2017	1.00%	-	26.42	-	0.38%	18.90%
Guggenheim Rydex Mid-Cap 1.5X Strategy (RMED)
2021	1.00%	6,089	8.92	54,321	0.00%	33.91%
2020	1.00%	6,188	6.66	41,224	0.85%	9.59%
2019	1.00%	10	6.08	63	0.97%	34.75%
2018	1.00%	12	4.51	55	0.25%	-20.18%
2017	1.00%	15	5.65	85	0.00%	21.24%
Guggenheim Rydex Russell 2000 1.5X Strategy (RMEK)
2021	1.00%	8,446	6.81	57,540	0.07%	17.82%
2020	1.00%	8,446	5.78	48,837	0.00%	18.85%
2019	1.00%	11	4.87	55	0.00%	34.02%
2018	1.00%	11	3.63	41	0.00%	-20.39%
2017	1.00%	16	4.56	72	0.00%	18.75%
Guggenheim Rydex Nova (RNF)
2021	1.00%	331	64.18	21,261	0.51%	40.77%
2020	1.00%	275	45.59	12,538	0.89%	18.84%
2019	1.00%	-	38.37	11	1.36%	43.60%
2018	1.00%	-	26.72	7	0.18%	-11.20%
2017	1.00%	-	30.09	8	0.05%	30.43%
Guggenheim Rydex NASDAQ-100 (ROF)
2021	1.00%	10,470	110.70	1,159,046	0.00%	24.29%
2020	1.00%	10,470	89.06	932,474	0.29%	43.52%
2019	1.00%	11	62.06	664	0.13%	35.50%
2018	1.00%	11	45.80	507	0.00%	-2.78%
2017	1.00%	11	47.11	535	0.00%	29.82%
Guggenheim Rydex Precious Metals (RPMF)
2021	1.00%	33,930	13.33	452,156	4.20%	-10.10%
2020	1.00%	35,130	14.82	520,716	7.17%	32.96%
2019	1.00%	38	11.15	419	0.00%	50.68%
2018	1.00%	37	7.40	277	4.70%	-17.41%
2017	1.00%	38	8.96	342	4.45%	6.04%
Guggenheim Rydex Real Estate (RREF)
2021	1.00%	1,048	29.69	31,118	0.61%	32.74%
2020	1.00%	1,023	22.37	22,882	3.53%	-6.75%
2019	1.00%	1	23.99	15	1.97%	23.20%
2018	1.00%	1	19.47	18	1.02%	-8.25%
2017	1.00%	1	21.22	20	2.26%	5.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Retailing (RRF)
2021	1.00%	4	43.40	160	0.00%	10.64%
2020	1.00%	4	39.23	157	0.00%	42.24%
2019	1.00%	-	27.58	-	0.00%	23.24%
2018	1.00%	-	22.38	-	0.00%	-4.20%
2017	1.00%	5	23.36	125	0.00%	11.72%
Guggenheim Long Short Equity (RSRF)
2018	1.00%	-	1.87	-	0.00%	-13.82%
2017	1.00%	57	2.17	124	0.00%	13.61%
Guggenheim Rydex Technology (RTEC)
2021	1.00%	882	56.82	50,142	0.00%	19.30%
2020	1.00%	894	47.63	42,578	0.00%	47.76%
2019	1.00%	1	32.23	28	0.00%	38.36%
2018	1.00%	1	23.30	21	0.00%	-2.47%
2017	1.00%	4	23.89	97	0.00%	31.34%
Guggenheim Rydex Telecommunications (RTEL)
2018	1.00%	-	11.92	-	0.00%	-6.29%
2017	1.00%	-	12.72	-	0.00%	4.78%
Guggenheim Rydex S&P 500 2X Strategy (RTF)
2021	1.00%	4,517	84.42	381,311	0.00%	56.71%
2020	1.00%	4,873	53.87	262,497	0.63%	16.92%
2019	1.00%	5	46.07	212	0.00%	60.90%
2018	1.00%	5	28.63	145	0.05%	-16.26%
2017	1.00%	6	34.19	213	0.00%	42.04%
Guggenheim Rydex Transportation (RTRF)
2021	1.00%	4	48.32	174	0.00%	20.96%
2020	1.00%	4	39.94	160	0.22%	39.23%
2019	1.00%	2	28.69	49	0.00%	21.03%
2018	1.00%	2	23.70	41	0.00%	-20.87%
2017	1.00%	2	29.95	52	0.30%	20.81%
Guggenheim Rydex Inverse S&P 500 Strategy (RUF)
2021	1.00%	6,281	0.07	440	0.00%	-25.19%
2020	1.00%	6,281	0.09	588	0.67%	-25.77%
2019	1.00%	6	0.13	1	0.77%	-23.68%
2018	1.00%	11	0.17	2	0.00%	6.25%
2017	1.00%	11	0.16	2	0.00%	-20.00%
Guggenheim Rydex Gov’t Long Bond 1.2X Strtgy (RUGB)
2021	1.00%	10,024	2.28	22,862	0.36%	-8.41%
2020	1.00%	13,930	2.49	34,690	0.07%	20.75%
2019	1.00%	14	2.06	29	1.19%	15.62%
2018	1.00%	14	1.78	25	1.58%	-6.32%
2017	1.00%	15	1.90	29	1.16%	8.57%
Guggenheim Rydex Utilities (RUTL)
2021	1.00%	1,925	33.24	63,989	1.59%	13.38%
2020	1.00%	1,913	29.32	56,085	1.77%	-6.08%
2019	1.00%	2	31.21	60	0.22%	17.83%
2018	1.00%	3	26.49	72	1.51%	2.75%
2017	1.00%	4	25.78	107	2.00%	9.89%
Guggenheim Multi-Hedge Strategies (RVARS)
2021	1.00%	56	10.54	592	0.00%	7.03%
2020	1.00%	56	9.85	552	1.30%	6.32%
2019	1.00%	-	9.27	1	0.22%	3.97%
2018	1.00%	2	8.91	14	0.00%	-6.01%
2017	1.00%	2	9.48	15	0.00%	2.60%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Commodities Strategy (RVCMD)
2021	1.00%	4,221	2.57	10,850	0.00%	38.16%
2020	1.00%	5,678	1.86	10,565	0.91%	-23.49%
2019	1.00%	4	2.43	9	1.56%	14.10%
2018	1.00%	3	2.13	7	3.33%	-16.14%
2017	1.00%	4	2.54	9	0.00%	3.67%
Guggenheim Rydex NASDAQ-100 2X Strategy (RVF)
2021	1.00%	8,252	357.58	2,950,811	0.00%	51.92%
2020	1.00%	8,582	235.37	2,019,920	0.23%	85.01%
2019	1.00%	9	127.22	1,154	0.15%	78.71%
2018	1.00%	14	71.19	1,021	0.00%	-10.22%
2017	1.00%	16	79.29	1,304	0.00%	67.81%
Guggenheim Rydex Inverse Dow 2X Strategy (RVIDD)
2021	1.00%	234,015	0.07	17,245	0.00%	-35.97%
2018	1.00%	-	0.34	-	0.00%	0.00%
2017	1.00%	-	0.34	-	0.00%	-39.29%
Guggenheim Rydex Inverse Mid-Cap Strategy (RVIMC)
2021	1.00%	6	0.71	5	0.00%	-24.00%
2020	1.00%	6	0.93	6	0.01%	-25.64%
2019	1.00%	-	1.26	-	0.43%	-21.10%
2018	1.00%	-	1.59	-	0.00%	9.66%
2017	1.00%	-	1.45	-	0.00%	-14.20%
Guggenheim Rydex Inverse Russell 2000 Strategy (RVISC)
2018	1.00%	-	1.47	1	0.00%	10.53%
2017	1.00%	-	1.33	-	0.00%	-14.74%
Guggenheim Rydex S&P 500 Pure Growth (RVLCG)
2021	1.00%	6,914	49.26	340,553	0.00%	26.32%
2020	1.00%	6,959	38.99	271,364	0.00%	26.06%
2019	1.00%	6	30.93	180	0.00%	25.34%
2018	1.00%	5	24.68	125	0.00%	-6.59%
2017	1.00%	4	26.42	103	0.00%	23.17%
Guggenheim Rydex S&P 500 Pure Value (RVLCV)
2021	1.00%	1,161	30.41	35,325	0.60%	31.00%
2020	1.00%	1,000	23.22	23,218	1.88%	-11.45%
2019	1.00%	1	26.22	35	0.74%	22.04%
2018	1.00%	3	21.48	59	0.97%	-14.22%
2017	1.00%	3	25.04	78	0.78%	14.76%
Guggenheim Rydex Dow 2X Strategy (RVLDD)
2021	1.00%	700	72.12	50,509	0.00%	39.20%
2020	1.00%	1,338	51.81	69,318	0.71%	0.72%
2019	1.00%	2	51.44	83	0.75%	46.00%
2018	1.00%	2	35.23	65	0.18%	-15.09%
2017	1.00%	4	41.49	155	0.04%	56.92%
Guggenheim Rydex S&P MidCap 400 Pure Growth (RVMCG)
2021	1.00%	472	41.86	19,740	0.00%	11.10%
2020	1.00%	469	37.68	17,671	0.00%	29.17%
2019	1.00%	-	29.17	14	0.00%	14.26%
2018	1.00%	-	25.53	12	0.00%	-15.69%
2017	1.00%	-	30.28	14	0.00%	17.59%
Guggenheim Rydex S&P MidCap 400 Pure Value (RVMCV)
2018	1.00%	-	20.50	-	0.00%	-19.80%
2017	1.00%	-	25.56	-	0.00%	12.01%
Guggenheim Rydex S&P SmallCap 600 Pure Growth (RVSCG)
2021	1.00%	373	38.55	14,373	0.00%	17.98%
2020	1.00%	370	32.67	12,090	0.00%	14.61%
2019	1.00%	-	28.51	11	0.00%	11.45%
2018	1.00%	-	25.58	10	0.00%	-9.93%
2017	1.00%	-	28.40	10	0.00%	14.93%
Guggenheim Rydex S&P SmallCap 600 Pure Value (RVSCV)
2018	1.00%	1	16.08	11	0.00%	-21.37%
2017	1.00%	1	20.45	14	0.00%	-1.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Guggenheim Rydex Strengthening Dollar 2X Strategy (RVSDL)
2021	1.00%	1	7.12	4	0.00%	9.99%
2020	1.00%	1	6.47	6	0.87%	-14.89%
2019	1.00%	-	7.61	-	0.85%	3.57%
2018	1.00%	-	7.35	-	0.00%	10.69%
2017	1.00%	-	6.64	-	0.00%	-18.43%
Guggenheim Rydex Weakening Dollar 2X Strategy (RVWDL)
2021	1.00%	2	5.31	9	0.00%	-14.83%
2020	1.00%	2	6.23	12	0.44%	8.60%
2019	1.00%	-	5.74	-	0.87%	-5.79%
2018	1.00%	-	6.09	-	0.00%	-12.63%
2017	1.00%	-	6.97	-	0.00%	18.14%
Invesco V.I. Core Equity I (AVGI)
2021	1.00%	3,242	31.63	102,543	0.67%	26.47%
2020	1.00%	3,476	25.01	86,930	1.78%	12.72%
2019	1.00%	3	22.19	56	0.93%	27.68%
2018	1.00%	3	17.38	50	0.90%	-10.27%
2017	1.00%	3	19.37	62	1.05%	12.03%
Invesco V.I. High Yield I (AVHY1)
2021	1.00%	2,617	23.59	61,731	4.73%	3.34%
2020	1.00%	2,573	22.83	58,730	6.01%	2.29%
2019	1.00%	3	22.31	64	5.83%	12.38%
2018	1.00%	3	19.86	101	5.00%	-4.29%
2017	1.00%	3	20.75	110	4.09%	5.22%
Invesco V.I. Diversified Dividend I (IVDDI)
2021	1.00%	6,688	25.49	170,444	2.22%	17.71%
2020	1.00%	6,271	21.65	135,781	3.25%	-0.85%
2019	1.00%	9	21.84	189	2.90%	23.85%
2018	1.00%	11	17.63	202	2.44%	-8.51%
2017	1.00%	11	19.27	211	1.60%	7.47%
Invesco V.I. Government Money Market I (IVGMMI)
2021	1.00%	149,986	9.49	1,423,529	0.01%	-0.99%
2020	1.00%	152,698	9.59	1,463,732	0.28%	-0.71%
2019	1.00%	149	9.65	1,438	1.90%	0.88%
2018	1.00%	181	9.57	1,737	1.54%	0.53%
2017	1.00%	194	9.52	1,856	0.55%	-0.42%
Invesco V.I. Health Care I (IVHS)
2021	1.00%	17,390	4.09	71,159	0.20%	11.18%
2020	1.00%	18,696	3.68	68,810	0.26%	13.32%
2019	1.00%	28	3.25	92	0.04%	31.19%
2018	1.00%	32	2.48	80	0.00%	0.00%
2017	1.00%	36	2.48	89	0.38%	14.81%
Invesco V.I. Main Street Mid Cap II (IVMCC2)
2021	1.00%	7,826	4.11	32,189	0.26%	21.64%
2020	1.00%	7,830	3.38	26,473	0.50%	7.86%
2019	1.00%	8	3.13	25	0.22%	23.79%
2018	1.00%	8	2.53	20	0.11%	-12.46%
2017	1.00%	8	2.89	23	0.32%	13.33%
Invesco V.I. Global Real Estate I (IVRE)
2021	1.00%	159,781	4.49	717,913	2.76%	24.46%
2020	1.00%	160,505	3.61	579,436	4.28%	-13.19%
2019	1.00%	234	4.16	974	4.67%	21.78%
2018	1.00%	258	3.41	881	3.81%	-7.34%
2017	1.00%	260	3.68	955	3.18%	12.20%
Invesco V.I. Technology I (IVT)
2021	1.00%	63,080	2.94	185,514	0.00%	13.27%
2020	1.00%	98,033	2.60	254,527	0.00%	44.66%
2019	1.00%	101	1.79	182	0.00%	34.53%
2018	1.00%	100	1.33	134	0.00%	-1.48%
2017	1.00%	9	1.35	12	0.00%	33.66%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Janus Henderson Balanced - Inst (JABIN)
2021	1.00%	36,311	32.28	1,171,997	0.91%	16.03%
2020	1.00%	36,227	27.82	1,007,736	1.85%	13.17%
2019	1.00%	35	24.58	865	1.98%	21.37%
2018	1.00%	31	20.25	619	2.14%	-0.34%
2017	1.00%	31	20.32	630	1.61%	17.25%
Janus Henderson Enterprise - Inst (JAEI)
2021	1.00%	503,613	13.49	6,792,249	0.32%	15.67%
2020	1.00%	568,916	11.66	6,633,633	0.07%	18.29%
2019	1.00%	660	9.86	6,505	0.20%	34.14%
2018	1.00%	777	7.35	5,710	0.24%	-1.34%
2017	1.00%	790	7.45	5,889	0.62%	26.06%
Janus Henderson Forty - Inst (JAFRIN)
2021	1.00%	9,739	57.07	555,780	0.00%	21.67%
2020	1.00%	12,386	46.90	580,915	0.28%	38.01%
2019	1.00%	13	33.98	446	0.16%	35.80%
2018	1.00%	11	25.02	283	0.00%	0.93%
2017	1.00%	14	24.79	338	0.00%	29.05%
Janus Henderson Global Research - Inst (JAGRIN)
2021	1.00%	950,741	7.40	7,032,569	0.52%	16.91%
2020	1.00%	992,994	6.33	6,282,446	0.73%	18.87%
2019	1.00%	1,063	5.32	5,656	1.00%	27.76%
2018	1.00%	1,103	4.17	4,610	1.12%	-7.74%
2017	1.00%	1,198	4.52	5,437	0.82%	25.91%
Janus Henderson Overseas - Inst (JAIG)
2021	1.00%	230,909	4.81	1,110,805	1.16%	12.45%
2020	1.00%	227,646	4.28	973,822	1.32%	15.14%
2019	1.00%	269	3.72	998	1.93%	25.75%
2018	1.00%	279	2.95	823	1.76%	-15.95%
2017	1.00%	275	3.51	965	1.67%	30.00%
Janus Henderson Research - Inst (JARIN)
2021	1.00%	672,278	9.92	6,670,372	0.10%	19.14%
2020	1.00%	721,447	8.33	6,008,482	0.41%	31.63%
2019	1.00%	763	6.33	4,825	0.46%	34.17%
2018	1.00%	818	4.72	3,880	0.54%	-3.48%
2017	1.00%	895	4.89	4,399	0.39%	26.68%
Janus Henderson Mid Cap Value - Inst (JMCVIN)
2021	1.00%	2,753	25.02	68,883	0.45%	18.54%
2020	1.00%	2,754	21.11	58,126	1.13%	-1.91%
2019	1.00%	4	21.52	86	1.13%	29.05%
2018	1.00%	4	16.67	69	0.98%	-14.51%
2017	1.00%	6	19.50	111	0.78%	12.78%
Lazard Retirement Emerging Markets Equity - Service (LZREMS)
2021	1.00%	12,909	32.51	419,631	1.87%	4.42%
2020	1.00%	12,742	31.13	396,673	2.66%	-2.26%
2019	1.00%	13	31.85	406	0.90%	16.97%
2018	1.00%	14	27.23	375	1.75%	-19.37%
2017	1.00%	15	33.77	515	1.74%	26.53%
Lazard Retirement International Equity - Service (LZRIES)
2021	1.00%	2,918	21.63	63,131	0.73%	4.78%
2020	1.00%	5,240	20.65	108,186	2.46%	7.16%
2019	1.00%	4	19.27	72	0.35%	19.80%
2018	1.00%	4	16.08	60	1.58%	-14.79%
2017	1.00%	4	18.87	71	2.49%	21.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Lazard Retirement US Small-Mid Cap Equity - Service (LZRUSM)
2021	1.00%	110,299	5.02	553,507	0.05%	18.68%
2020	1.00%	111,094	4.23	469,755	0.19%	5.70%
2019	1.00%	114	4.00	455	0.00%	28.63%
2018	1.00%	136	3.11	424	0.02%	-14.09%
2017	1.00%	134	3.62	484	0.37%	12.77%
LMCBV Aggressive Growth I (LPVCAI)
2021	1.00%	513	31.20	15,993	0.16%	9.20%
2020	1.00%	513	28.57	14,655	0.83%	16.84%
2019	1.00%	1	24.45	13	0.60%	23.83%
2018	1.00%	2	19.74	32	0.48%	-9.28%
2017	1.00%	2	21.76	46	0.45%	15.13%
LMCBV Dividend Strategy I (LPVCII)
2021	1.00%	1,639	30.92	50,674	1.55%	25.54%
2020	1.00%	1,639	24.63	40,374	1.45%	6.60%
2019	1.00%	2	23.11	43	1.68%	30.28%
2018	1.00%	2	17.74	28	1.61%	-5.79%
2017	1.00%	2	18.83	29	1.56%	17.98%
LMCBV Large Cap Growth I (LVCLGI)
2021	1.00%	4,434	49.79	220,751	0.00%	20.73%
2020	1.00%	4,457	41.24	183,817	0.02%	29.44%
2019	1.00%	4	31.86	123	0.36%	30.85%
2018	1.00%	4	24.35	95	0.32%	-0.98%
2017	1.00%	3	24.59	85	0.26%	24.51%
LMWAV Global High Yield Bond I (SBVHY)
2021	1.00%	2,530	22.03	55,725	4.55%	0.32%
2020	1.00%	2,422	21.96	53,176	4.21%	6.25%
2019	1.00%	2	20.66	47	5.50%	13.25%
2018	1.00%	2	18.25	40	5.41%	-4.85%
2017	1.00%	2	19.18	39	6.08%	7.57%
Lord Abbett Dividend Growth VC (LOVCDG)
2021	1.00%	94,706	5.76	545,480	0.74%	24.37%
2020	1.00%	91,493	4.63	423,709	1.15%	14.27%
2019	1.00%	92	4.05	375	1.60%	25.19%
2018	1.00%	94	3.24	303	1.88%	-5.54%
2017	1.00%	91	3.43	311	1.66%	17.87%
Lord Abbett Growth and Income VC (LOVGI)
2021	1.00%	144,057	4.02	578,837	1.09%	27.74%
2020	1.00%	140,900	3.15	443,217	1.48%	1.68%
2019	1.00%	185	3.09	572	1.67%	21.27%
2018	1.00%	260	2.55	664	1.40%	-9.25%
2017	1.00%	265	2.81	744	1.35%	12.40%
Neuberger Berman AMT Mid Cap Growth Class I (AMCG)
2021	1.00%	2,943	4.80	14,120	0.00%	11.87%
2020	1.00%	2,943	4.29	12,624	0.00%	38.59%
2019	1.00%	3	3.10	9	0.00%	31.43%
2018	1.00%	12	2.35	29	0.00%	-7.48%
2017	1.00%	12	2.54	31	0.00%	23.90%
Neuberger Berman AMT Mid Cap Intrinsic Value I (AMRI)
2021	1.00%	14,440	4.61	66,593	0.65%	31.48%
2020	1.00%	12,859	3.51	45,104	1.30%	-3.59%
2019	1.00%	10	3.64	37	0.53%	15.58%
2018	1.00%	11	3.15	36	0.84%	-16.00%
2017	1.00%	8	3.75	29	0.62%	15.38%
Neuberger Berman AMT Sustainable Equity Class I (AMSRS)
2021	1.00%	12,177	45.28	551,359	0.38%	22.25%
2020	1.00%	12,359	37.04	457,743	0.61%	18.37%
2019	1.00%	13	31.29	420	0.60%	24.63%
2018	1.00%	1	25.10	20	0.48%	-6.69%
2017	1.00%	1	26.90	22	0.53%	17.26%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
Neuberger Berman AMT Short Duration Bond I (AMTB)
2021	1.00%	139,158	1.49	207,847	2.59%	-0.26%
2020	1.00%	139,953	1.50	209,579	2.36%	2.43%
2019	1.00%	141	1.46	206	1.99%	2.65%
2018	1.00%	142	1.42	202	1.57%	0.00%
2017	1.00%	142	1.42	203	1.46%	-0.70%
Ntrn Lts Donoghue Forlines Dividend VIT (NOVPDI)
2021	1.00%	217,816	15.53	3,381,687	1.26%	29.01%
2020	1.00%	230,248	12.03	2,770,977	5.51%	-8.18%
2019	1.00%	260	13.11	3,408	1.42%	-3.81%
2018	1.00%	285	13.63	3,952	1.79%	-8.89%
2017	1.00%	310	14.96	4,725	1.44%	9.76%
Ntrn Lts Donoghue Forlines Momentum VIT (NOVPM)
2021	0.79%	2,410,756	23.16	55,835,009	0.00%	28.65%
2020	0.79%	2,669,974	18.00	48,069,205	0.18%	-1.98%
2019	0.79%	2,960	18.37	54,367	0.76%	7.02%
2018	0.79%	3,243	17.16	56,026	0.31%	-3.43%
2017	0.79%	3,444	17.77	61,676	1.29%	19.99%
PIMCO VIT All Asset - Admin (PMVAAA)
2021	1.00%	1,527	20.56	31,400	11.10%	15.08%
2020	1.00%	1,527	17.87	27,284	4.97%	6.94%
2019	1.00%	2	16.71	29	2.90%	10.78%
2018	1.00%	2	15.08	32	3.26%	-6.39%
2017	1.00%	2	16.11	32	4.57%	12.42%
PIMCO VIT Emerging Markets Bond - Admin (PMVEBA)
2021	1.00%	1,652	20.07	33,151	4.49%	-3.53%
2020	1.00%	1,791	20.80	37,252	4.59%	5.64%
2019	1.00%	2	19.69	35	4.42%	13.63%
2018	1.00%	2	17.33	31	4.14%	-5.66%
2017	1.00%	2	18.37	32	5.09%	8.76%
PIMCO VIT International Bond (US Dollar Hedged)- Admin (PMVFHA)
2021	1.00%	249	18.38	4,584	1.58%	-2.93%
2020	1.00%	249	18.93	4,715	5.95%	4.51%
2019	1.00%	-	18.12	5	1.82%	5.94%
2018	1.00%	1	17.10	11	1.32%	1.06%
2017	1.00%	1	16.92	10	2.66%	1.74%
PIMCO VIT Global Bond Opportunities Unhedged - Admin (PMVGBA)
2021	1.00%	2,263	15.59	35,277	4.98%	-5.11%
2020	1.00%	2,015	16.43	33,108	2.44%	9.02%
2019	1.00%	2	15.07	29	2.46%	5.07%
2018	1.00%	1	14.34	21	4.33%	-5.16%
2017	1.00%	3	15.12	49	2.03%	7.54%
PIMCO VIT High Yield - Admin (PMVHYA)
2021	1.00%	2,540	21.51	54,626	4.45%	2.60%
2020	1.00%	4,561	20.96	95,618	4.83%	4.69%
2019	1.00%	5	20.02	90	4.89%	13.58%
2018	1.00%	2	17.63	37	5.09%	-3.61%
2017	1.00%	3	18.29	63	4.88%	5.54%
PIMCO VIT Low Duration - Admin (PMVLDA)
2021	1.00%	6,443	13.04	84,025	0.52%	-1.91%
2020	1.00%	6,414	13.30	85,277	1.20%	1.97%
2019	1.00%	7	13.04	94	2.77%	2.99%
2018	1.00%	7	12.66	91	1.89%	-0.63%
2017	1.00%	9	12.74	115	1.34%	0.31%
PIMCO VIT Long Term US Government - Admin (PMVLGA)
2021	1.00%	9,475	22.62	214,321	1.56%	-5.73%
2020	1.00%	10,275	23.99	246,534	1.67%	16.22%
2019	1.00%	8	20.64	173	2.06%	12.19%
2018	1.00%	8	18.40	155	2.40%	-3.36%
2017	1.00%	7	19.04	131	2.17%	7.88%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
PIMCO VIT Real Return - Admin (PMVRRA)
2021	1.00%	220,163	1.96	430,924	5.02%	4.54%
2020	1.00%	273,050	1.87	511,252	1.43%	10.60%
2019	1.00%	287	1.69	487	1.67%	7.36%
2018	1.00%	301	1.58	475	2.46%	-3.07%
2017	1.00%	282	1.63	459	2.34%	2.52%
PIMCO VIT CommodityRealReturn Strategy - Admin (PMVRSA)
2021	1.00%	2	7.68	18	7.41%	32.02%
2020	1.00%	2	5.82	12	6.43%	0.34%
2019	1.00%	-	5.80	-	1.95%	10.32%
2018	1.00%	2	5.26	9	2.09%	-14.89%
2017	1.00%	2	6.18	13	11.23%	1.15%
PIMCO VIT Total Return - Admin (PMVTRA)
2021	1.00%	301,187	1.93	580,593	1.82%	-2.25%
2020	1.00%	294,562	1.97	580,885	2.19%	7.57%
2019	1.00%	552	1.83	1,012	2.96%	7.28%
2018	1.00%	296	1.71	506	2.55%	-1.72%
2017	1.00%	295	1.74	512	2.03%	4.19%
PIMCO VIT Short-Term - Admin (PVSTA)
2021	1.00%	1,582	12.27	19,414	0.95%	-1.05%
2020	1.00%	5,534	12.40	68,644	1.25%	1.22%
2019	1.00%	5	12.25	67	2.38%	1.77%
2018	1.00%	2	12.04	24	2.17%	0.50%
2017	1.00%	2	11.98	23	1.70%	1.44%
Royce Micro-Cap (ROCMC)
2021	1.00%	75,078	4.90	368,003	0.00%	28.69%
2020	1.00%	76,617	3.81	291,831	0.00%	22.56%
2019	1.00%	74	3.11	230	0.00%	18.36%
2018	1.00%	82	2.63	215	0.00%	-9.93%
2017	1.00%	86	2.92	251	0.64%	4.29%
Royce Small-Cap (ROCSC)
2021	1.00%	61,884	4.70	290,914	1.43%	27.54%
2020	1.00%	62,652	3.69	230,934	0.80%	-8.08%
2019	1.00%	92	4.01	368	0.68%	17.49%
2018	1.00%	90	3.41	307	0.72%	-9.31%
2017	1.00%	104	3.76	393	0.95%	4.16%
Third Avenue Value (TAVV)
2021	1.00%	114,208	2.51	286,901	0.69%	20.85%
2020	1.00%	122,043	2.08	253,682	2.48%	-3.37%
2019	1.00%	155	2.15	333	0.26%	11.34%
2018	1.00%	173	1.93	335	1.86%	-21.22%
2017	1.00%	179	2.45	440	0.86%	12.39%
VanEck VIP Emerging Markets Bond Initial Cl (VWBF)
2021	1.00%	6,546	2.09	13,678	4.94%	-5.01%
2020	1.00%	7,517	2.20	16,533	7.36%	7.84%
2019	1.00%	7	2.04	15	0.39%	11.50%
2018	1.00%	10	1.83	19	7.32%	-7.11%
2017	1.00%	12	1.97	24	2.60%	11.30%
VanEck VIP Emerging Markets Initial Cl (VWEM)
2021	1.00%	128,942	3.14	404,905	0.92%	-12.75%
2020	1.00%	128,446	3.60	462,267	2.04%	16.08%
2019	1.00%	138	3.10	428	0.45%	29.30%
2018	1.00%	141	2.40	338	0.30%	-24.29%
2017	1.00%	156	3.17	495	0.38%	49.53%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units****	Unit Fair Value	Contract Owners’ Equity****	Investment Income Ratio**	Total Return***
VanEck VIP Global Resources Initial Cl (VWHA)
2021	1.00%	35,213	3.50	123,150	0.42%	17.74%
2020	1.00%	37,207	2.97	110,519	0.95%	17.93%
2019	1.00%	36	2.52	92	0.00%	10.76%
2018	1.00%	46	2.27	106	0.00%	-29.06%
2017	1.00%	66	3.20	211	0.00%	-2.74%
Allspring VT Discovery - Class 2 (SVDF)
2021	1.00%	13,524	67.15	908,188	0.00%	-5.99%
2020	1.00%	13,600	71.43	971,457	0.00%	61.03%
2019	1.00%	17	44.36	768	0.00%	37.64%
2018	1.00%	20	32.23	632	0.00%	-7.99%
2017	1.00%	23	35.03	811	0.00%	27.85%
Allspring VT Opportunity - Class 2 (SVOF)
2021	1.00%	107,158	9.72	1,041,442	0.04%	23.54%
2020	1.00%	110,982	7.87	873,114	0.46%	19.80%
2019	1.00%	158	6.57	1,039	0.30%	30.16%
2018	1.00%	207	5.05	1,045	0.19%	-8.01%
2017	1.00%	216	5.49	1,187	0.69%	19.35%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2017 – 2019 and is presented unrounded for 2020 – 2021, as applicable.